UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-05518

The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	Number Of Shares	Value
Common Stocks—99.1%
Basic Industry—6.4%
Coeur d’Alene Mines Corp. *	54,326	$918,109
Cresud SACIF y A, SP ADR	91,049	645,537
Huntsman Corp.	88,927	1,138,266
IAMGOLD Corp.	80,380	857,655
Nevsun Resources Ltd.	141,355	501,810
Noranda Aluminum Holding Corp.	68,276	525,042
Steel Dynamics, Inc.	43,786	461,504
Stepan Co.	4,469	403,908
TPC Group, Inc. *	24,599	777,082

		6,228,913

Consumer Cyclical—17.8%
ANN, Inc. *	40,314	1,084,043
Arctic Cat, Inc. *	33,500	1,211,360
Cablevision Systems Corp., Class A	77,243	883,660
Carmike Cinemas, Inc. *	74,818	1,057,927
Foot Locker, Inc.	28,733	911,985
Goodyear Tire & Rubber Co., (The) *	30,965	323,584
Harry Winston Diamond Corp. *	74,353	917,516
Hot Topic, Inc.	73,923	732,577
Kona Grill, Inc. *	59,594	462,449
Leapfrog Enterprises, Inc. *	138,086	1,438,856
Movado Group, Inc.	37,555	1,040,273
Multimedia Games, Inc. *	100,306	1,264,859
Pulte Homes, Inc. *	98,180	918,965
Shuffle Master, Inc. *	74,768	1,185,820
Smith & Wesson Holding Corp. *	141,115	951,115
Toro Co., (The)	11,045	822,963
Town Sports International Holdings, Inc. *	81,300	952,023
Ulta Salon, Cosmetics & Fragrance, Inc.	9,679	865,012
US Home Systems, Inc.	27,357	234,449

		17,259,436

Consumer Growth—14.6%
Acorda Therapeutics, Inc. *	41,367	909,660
Anika Therapeutics, Inc. *	70,812	963,043
Charles River Laboratories International, Inc. *	30,230	1,009,077
CONMED Corp.	29,890	800,753
Cooper Cos, Inc., (The)	11,648	992,177
Cynosure, Inc., Class A *	43,501	857,840
Dean Foods Co. *	85,352	1,334,905
Elizabeth Arden, Inc. *	26,969	929,352
Hill-Rom Holdings, Inc.	13,658	401,682
Medtox Scientific, Inc. *	9,176	185,447

	Number Of Shares	Value
Consumer Growth—(continued)
Nash Finch Co.	31,949	$658,469
Obagi Medical Products, Inc. *	70,104	868,589
Omnicare, Inc.	26,344	830,363
Pozen, Inc. *	149,670	1,037,213
Sun Healthcare Group, Inc. *	167,735	813,515
United Therapeutics Corp. *	13,142	581,402
Warner Chilcott PLC, Class A	51,884	978,532

		14,152,019

Energy—6.7%
Adams Resources & Energy, Inc.	13,653	483,999
Exterran Holdings, Inc. *	41,133	474,675
Global Geophysical Services, Inc. *	4,321	30,636
Helix Energy Solutions Group, Inc. *	58,965	1,010,070
Nabors Industries Ltd.	53,982	731,456
Petrobras Argentina SA, ADR *	21,764	186,517
REX American Resources Corp. *	33,250	612,465
Tesco Corp. *	25,459	306,017
TGC Industries, Inc. *	85,165	797,996
Western Refining, Inc.	53,459	1,033,897
WPX Energy, Inc. *	58,841	863,197

		6,530,925

Financial—19.3%
Altisource Portfolio Solutions SA	17,424	1,008,153
Artio Global Investors, Inc.	160,182	488,555
Aspen Insurance Holdings Ltd.	6,615	186,940
Assurant, Inc.	24,921	831,863
Banco Latinoamericano de Comercio
Exterior SA, Class E	21,483	418,918
Banco Macro SA, ADR *	68,305	872,255
BBVA Banco Frances SA, ADR *	128,234	493,701
Calamos Asset Management, Inc., Class A	71,924	782,533
Epoch Holding Corp.	18,341	421,476
FBL Financial Group, Inc., Class A	4,662	119,021
First Citizens BancShares, Inc., Class A	2,996	504,826
Franklin Financial Corp. *	258	3,955
Genworth Financial, Inc., Class A *	183,255	960,256
Heartland Payment Systems, Inc.	30,048	876,801
Homeowners Choice, Inc.	65,646	896,068
HomeStreet, Inc. *	6,762	223,146
Hudson City Bancorp, Inc.	127,068	787,822
Interactive Brokers Group, Inc., Class A	83,115	1,185,220
International Bancshares Corp.	48,465	895,149
INTL. FCStone, Inc. *	21,270	388,816

The accompanying notes are an integral part of the portfolio of investments.

1

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2012 (UNAUDITED)

	Number Of Shares	Value
Financial—(continued)
Janus Capital Group, Inc.	139,751	$1,020,182
MarketAxess Holdings, Inc.	27,572	890,300
Nelnet, Inc., Class A	44,210	1,031,861
Reinsurance Group of America, Inc.	14,554	730,174
SWS Group, Inc.	97,422	560,177
UMB Financial Corp.	15,835	772,273
United Fire Group, Inc.	35,945	763,831
Washington Federal, Inc.	30,740	504,443
White Mountains Insurance Group Ltd.	237	122,060

		18,740,775

Industrial—17.6%
AerCap Holdings N.V.	89,372	1,022,416
American Railcar Industries, Inc. *	40,494	856,448
Arkansas Best Corp.	50,146	634,347
CDI Corp.	19,395	325,448
Clear Channel Outdoor Holdings, Inc., Class A *	43,478	273,911
Diebold, Inc.	25,112	929,395
Eagle Materials, Inc.	7,417	238,086
Fair Isaac Corp.	33,550	1,364,143
Flow International Corp. *	88,640	261,488
FreightCar America, Inc.	44,519	882,812
H&E Equipment Services, Inc. *	60,764	964,325
Hackett Group, Inc., (The) *	62,288	321,406
Lincoln Electric Holdings, Inc.	15,720	747,958
McGrath Rentcorp	9,000	227,250
Mueller Industries, Inc.	20,571	873,856
NACCO Industries, Inc., Class A	8,816	925,063
Navigant Consulting, Inc. *	73,139	875,474
Navistar International Corp. *	33,358	932,023
NCI Building Systems, Inc. *	54,629	530,994
Saia, Inc. *	48,377	1,046,395
Tech Data Corp. *	20,083	956,152
Textron, Inc.	44,994	1,063,208
Wabtec Corp.	10,550	766,036

		17,018,634

Technology—16.1%
Acxiom Corp. *	3,101	43,631
Allot Communications Ltd.	45,667	1,188,255
Analogic Corp.	14,874	980,792
Aspen Technology, Inc. *	42,047	929,239
Brocade Communications Systems, Inc. *	211,736	984,572
CalAmp Corp. *	21,649	132,708

	Number Of Shares	Value
Technology—(continued)
Echelon Corp. *	49,567	$174,972
Emulex Corp. *	134,142	901,434
FormFactor, Inc. *	3,942	23,613
Freescale Semiconductor Holdings Ltd.	383	3,524
GT Advanced Technologies, Inc. *	213,499	896,696
Guidance Software, Inc. *	22,909	187,854
IDT Corp., Class B	31,546	261,201
IntraLinks Holdings, Inc. *	15,818	63,272
Kulicke & Soffa Industries, Inc. *	97,936	1,030,287
LSI Corp. *	114,461	761,166
Magnachip Semiconductor Corp. *	100,024	952,228
Manhattan Associates, Inc. *	24,762	1,176,195
PDF Solutions, Inc. *	6,659	58,932
Radware Ltd.	26,223	1,005,390
Sierra Wireless, Inc. *	52,427	470,794
STmicroelectronics NV	100,303	513,551
Tessco Technologies, Inc.	47,235	905,023
United Online, Inc.	201,984	797,837
Xyratex Ltd.	77,142	882,504
Zygo Corp. *	19,782	327,986

		15,653,656

Utility—0.6%
PNM Resources, Inc.	10,428	194,482
Telecom Argentina S.A., SP ADR	30,869	373,824

		568,306

TOTAL COMMON STOCKS (Cost $98,469,151)		96,152,664

Short-Term Investments—0.8%
BofA Cash Reserves Fund	739,324	739,324

TOTAL SHORT-TERM INVESTMENTS (Cost $739,324)		739,324

Total Investments—99.9% (Cost $99,208,475)**		96,891,988

OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		119,338

NET ASSETS—100.0%		$97,011,326

The accompanying notes are an integral part of the portfolio of investments.

2

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2012 (UNAUDITED)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$99,208,475

Gross unrealized appreciation	6,946,263
Gross unrealized depreciation	(9,262,750)

Net unrealized depreciation	$(2,316,487)

ADR      — American Depositary Receipt.

SP ADR— Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments.

3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements -  The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities;

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments*	$96,891,988	$96,891,988	$—	$—

* See Portfolio of Investments detail for security type and sector classification breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2012 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities.

For the period ended May 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments

May 31, 2012

(Unaudited)

	Par (000)	Value
CERTIFICATES OF DEPOSIT—26.6%
Yankee Dollar Certificates Of Deposit—26.6% (a)
Bank of Montreal, Chicago
0.180%, 06/08/12	$3,000	$3,000,000
0.200%, 07/06/12	5,000	5,000,000
Bank of Nova Scotia, New York
0.350%, 07/17/12	10,000	10,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd., New York
0.370%, 06/25/12	5,000	5,000,000
Barclays Bank PLC, New York
0.590%, 07/13/12	10,000	10,000,000
Credit Suisse, New York
0.300%, 07/11/12	5,000	5,000,000
0.340%, 09/05/12	8,000	8,000,000
Mizuho Corporate Bank Ltd, New York
0.370%, 06/07/12	10,000	10,000,000
0.250%, 06/18/12	5,000	5,000,000
National Australia Bank Ltd, New York
0.490%, 06/18/12	3,500	3,500,000
National Bank of Canada, New York
0.350%, 08/27/12	5,000	5,000,000
Nordea Bank Finland PLC, New York
0.280%, 09/18/12	7,000	7,000,000
0.360%, 10/11/12	10,000	10,000,000
Norinchukin Bank, New York
0.170%, 06/05/12	20,000	20,000,000
0.210%, 06/05/12	10,000	10,000,000
Rabobank Nederland NV, New York
0.530%, 10/25/12	12,000	12,000,000
0.646%, 04/24/13 (b)	6,300	6,300,000
Royal Bank of Canada, New York (b)
0.479%, 05/16/13	6,500	6,500,000
Sumitomo Mitsui Banking Corp., New York
0.360%, 06/12/12	5,000	5,000,000
0.349%, 08/10/12 (b)	5,000	5,000,000
Sumitomo Trust & Banking Co. Ltd, New York
0.370%, 06/15/12	10,000	10,000,000
0.370%, 07/10/12	15,000	15,000,000

	Par (000)	Value
CERTIFICATES OF DEPOSIT—(Continued)
Yankee Dollar Certificates Of Deposit—(Continued)
Westpac Banking Corp., New York (b)
0.339%, 01/04/13	$7,000	$7,000,000

		183,300,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $183,300,000)		183,300,000

COMMERCIAL PAPER—37.2%
Asset Backed—13.5%
Alpine Securitization Corp. (c)
0.180%, 06/11/12	10,000	9,999,500
Fairway Finance Co. LLC (b)
0.279%, 06/07/12	15,000	15,000,000
0.279%, 06/11/12	5,000	5,000,000
Metlife Short Term Funding LLC (c)
0.200%, 08/02/12	5,000	4,998,278
0.270%, 08/20/12	20,000	19,988,000
Mont Blanc Capital Corp. (c)
0.430%, 08/09/12	5,260	5,255,665
Regency Markets No. 1 LLC (c)
0.210%, 06/18/12	8,000	7,999,207
0.350%, 07/20/12	7,000	6,996,665
Salisbury Receivables Co. LLC (c)
0.190%, 06/21/12	18,000	17,998,100

		93,235,415

Banks—23.7%
ANZ National International, Ltd., London (c)
0.560%, 07/10/12	12,000	11,992,720
0.530%, 07/30/12	5,000	4,995,657
Commonwealth Bank of Australia (c)
0.200%, 08/21/12	15,000	14,993,250
Deutsche Bank Financial LLC (c)
0.290%, 06/28/12	5,000	4,998,913
0.350%, 07/30/12	14,000	13,991,969
General Electric Capital Co. (c)
0.310%, 08/02/12	15,000	14,991,992
ING US Funding LLC (c)
0.375%, 07/24/12	7,000	6,996,135
JPMorgan Chase & Co. (c)
0.170%, 08/01/12	15,000	14,995,679
National Australia Funding, Delaware (c)
0.470%, 07/03/12	6,000	5,997,493

The accompanying notes are an integral part of the portfolio of investments.

1

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

May 31, 2012

(Unaudited)

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Banks—(Continued)
Nordea North America, Inc., Delaware (c)
0.220%, 08/02/12	$7,000	$6,997,348
0.255%, 08/13/12	4,000	3,997,932
0.360%, 10/03/12	5,000	4,993,800
Rabobank USA Financial Corp. (c)
0.570%, 09/17/12	5,000	4,991,450
State Street Corp. (c)
0.230%, 06/11/12	6,000	5,999,617
0.210%, 07/02/12	17,000	16,996,926
0.220%, 09/05/12	7,000	6,995,893
Westpac Banking Corp. (c)
0.500%, 07/09/12	6,500	6,496,569
0.490%, 08/13/12	11,500	11,488,573

		162,911,916

TOTAL COMMERCIAL PAPER (Cost $256,147,331)		256,147,331

MUNICIPAL BONDS—9.2%
California—3.9%
California Bay Area Toll Authority, Toll Bridge Revenue, RB (LOC: Bank of America) (b)(d)
0.170%, 06/07/12	5,000	5,000,000
California Housing Finance Agency Revenue, Series A, RB (LOC: Fannie Mae, Freddie Mac) (b)(d)
0.170%, 06/07/12	3,100	3,100,000
Metropolitan Water District of Southern California, Series A, RB (SPA: Bank of America) (b)(d)
0.170%, 06/07/12	15,000	15,000,000
San Francisco, City & County Redevelopment Agency, Multifamily Revenue, Series A, RB (LOC: Fannie Mae) (b)(d)
0.150%, 06/07/12	4,000	4,000,000

		27,100,000

	Par (000)	Value
MUNICIPAL BONDS—(Continued)
Colorado—0.9%
Colorado State, Housing Finance Authority, Class I, Series A-3, RB (LOC: Fannie Mae, Freddie Mac) (b)(d)
0.180%, 06/07/12	$6,500	$6,500,000

Connecticut—0.8%
Connecticut State, Health & Educational Facilities Authority Revenue, New Haven Hospital, Series K-2, RB (LOC: JPMorgan Chase Bank) (b)(d)
0.180%, 06/07/12	5,600	5,600,000

New York—3.0%
New York City, Housing Development Corp., Multifamily Rent Housing Revenue, Series A, RB (LOC: Fannie Mae) (b)(d)
0.180%, 06/07/12	6,000	6,000,000
New York City, Industrial Development Agency Civic Facility Revenue, New York Law School Project, Series A, RB (LOC: JPMorgan Chase Bank) (b)(d)
0.160%, 06/07/12	4,345	4,345,000
New York State, Housing Finance Agency Revenue, RB (LOC: Freddie Mac) (b)(d)
0.160%, 06/07/12	5,200	5,200,000
Westchester County, Health Care Revenue, RB (LOC: TD Bank NA) (b)(d)
0.180%, 06/07/12	5,000	5,000,000

		20,545,000

Texas—0.6%
Texas State, Veterans Housing Assessment Project, Series A-2, GO (Liquidity Facility: JPMorgan Chase & Co.) (b)(d)
0.180%, 06/07/12	3,900	3,900,000

TOTAL MUNICIPAL BONDS (Cost $63,645,000)		63,645,000

The accompanying notes are an integral part of the portfolio of investments.

2

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Concluded)

May 31, 2012

(Unaudited)

	Par (000)	Value
VARIABLE RATE OBLIGATIONS—1.2%
Banks—1.2%
JPMorgan Chase Bank NA (b)
0.536%, 05/17/13	$8,600	$8,600,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $8,600,000)		8,600,000

AGENCY OBLIGATIONS—9.8%
Fannie Mae
0.229%, 07/26/12 (b)	6,500	6,499,804
0.110%, 09/10/12(c)	3,453	3,451,934
0.269%, 09/17/12(b)	6,000	5,999,641
0.270%, 12/20/12(b)	3,500	3,499,608
Federal Home Loan Bank
0.155%, 11/02/12 (c)	10,000	9,993,369
Freddie Mac
0.179%, 11/02/12 (b)	7,000	6,998,211
0.330%, 01/24/13(b)	4,000	3,998,954
0.390%, 09/03/13(b)	5,000	4,998,731
0.179%, 09/13/13(b)	22,200	22,182,709

TOTAL AGENCY OBLIGATIONS (Cost $67,622,961)		67,622,961

U.S. TREASURY OBLIGATIONS—8.2%
U.S. Treasury Notes
0.375%, 09/30/12	18,200	18,213,268
3.875%, 10/31/12	10,000	10,155,474
3.625%, 12/31/12	7,000	7,140,185
2.875%, 01/31/13	11,000	11,197,004
0.625%, 02/28/13	2,700	2,708,697
0.625%, 04/30/13	7,000	7,026,797

TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,441,425)		56,441,425

REPURCHASE AGREEMENTS—5.1%

Deutsche Bank Securities, Inc.
(Tri-Party Agreement dated 05/31/12 to be repurchased at $14,843,087, collateralized by $15,121,000 par value, Federal National Mortgage Association Structured Notes, 0.40%, due 07/23/2015, Fair Value of the collateral is $15,140,842)

0.210%, 06/01/12	14,843	14,843,000

	Par (000)	Value
REPURCHASE AGREEMENTS—(Continued)

Goldman Sachs & Co.
(Tri-Party Agreement dated 05/31/12 to be repurchased at $5,000,132, collateralized by $7,583,507 par value, Federal National Mortgage Backed Security, 4.00%, due 08/01/2025, Fair Value of the collateral is $5,150,000)

0.190%, 06/05/12	$5,000	$5,000,000

Morgan Stanley & Co. LLC
(Tri-Party Agreement dated 05/31/12 to be repurchased at $15,000,092, collateralized by $17,836,472 par value, Federal Home Loan Mortgage Corp. Mortgage Backed Securities, 3.50%, due 08/01/2026, Fair Value of the collateral is $15,450,000)

0.220%, 06/01/12	15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,843,000)		34,843,000

TOTAL INVESTMENTS AT VALUE—97.3% (Cost $670,599,717)*		670,599,717

OTHER ASSETS IN EXCESS OF LIABILITIES—2.7%		18,398,652

NET ASSETS (APPLICABLE TO 688,738,397 BEDFORD SHARES AND 250,755 SANSOM STREET SHARES )—100.0%		$688,998,369

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable Rate Security. Rate shown is as of report date.
(c)	Rate disclosed represents the discount rate at the time of purchase.
(d)	Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

GO	General Obligation
LOC	Line of Credit
PLC	Public Liability Company
RB	Revenue Bond
SPA	Standby Purchase Agreement

The accompanying notes are an integral part of the portfolio of investments.

3

THE RBB FUND, INC.

Money Market Portfolio

Notes to Schedule of Investments

May 31, 2012

(Unaudited)

SECURITY VALUATION — Securities held in the Money Market Portfolio (“Portfolio”) are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — unadjusted quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Portfolio’s investments carried at fair value:

	Total Value at May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities*	$670,599,717	$—	$670,599,717	$—

* Please refer to the Schedule of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended May 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

May 31, 2012

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 100.0%
U.S. Large Cap Value Portfolio III(a)	16,599,951	$249,331,261
U.S. Large Company Portfolio(a)	12,019,939	124,646,773
U.S. Micro Cap Portfolio(b)	9,199,775	125,208,939
U.S. Small Cap Portfolio(b)	5,856,555	124,803,191
U.S. Small Cap Value Portfolio(b)	8,664,043	207,937,025

TOTAL EQUITY FUNDS (Cost $713,797,122)		831,927,189

TOTAL INVESTMENTS — 100.0% (Cost $713,797,122)*		831,927,189

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		166,274

NET ASSETS — 100.0%		$832,093,463

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$713,797,122

Gross unrealized appreciation	118,130,067
Gross unrealized depreciation	—

Net unrealized appreciation	$118,130,067

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

May 31, 2012

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 100.0%
Asia Pacific Small Company Portfolio(a)	547,074	$11,269,726
Continental Small Company Portfolio(a)	1,956,146	25,175,600
DFA International Small Cap Value Portfolio(a)	16,455,690	221,329,027
DFA International Value Portfolio III(b)	12,774,809	165,178,280
Emerging Markets Portfolio(a)	1,241,138	29,365,328
Emerging Markets Small Cap Portfolio(a)	1,478,620	27,398,836
Emerging Markets Value Portfolio(a)	1,057,493	27,304,479
Japanese Small Company Portfolio(a)	753,336	11,300,042
Large Cap International Portfolio(a)	1,685,577	27,491,762
United Kingdom Small Company Portfolio(a)	260,509	6,095,911

Total INTERNATIONAL EQUITY FUNDS (Cost $611,968,115)		551,908,991

TOTAL INVESTMENTS — 100.0% (Cost $611,968,115)*		551,908,991

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		230,828

NET ASSETS — 100.0%		$552,139,819

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$611,968,115

Gross unrealized appreciation	2,365,930
Gross unrealized depreciation	(62,425,054)

Net unrealized depreciation	$(60,059,124)

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

May 31, 2012

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.6%
DFA Five-Year Global Fixed Income Portfolio(a)	20,356,464	$227,585,267
DFA Inflation-Protected Securities Portfolio(a)	3,574,963	45,831,021
DFA Intermediate Government Fixed Income Portfolio(a)	8,320,519	109,498,025
DFA One-Year Fixed Income Portfolio(a)	21,539,318	222,501,152
DFA Short-Term Government Portfolio(a)	6,696,178	72,653,534
DFA Two-Year Global Fixed Income Portfolio(a)	22,412,832	227,041,984

TOTAL FIXED INCOME FUNDS (Cost $893,148,994)		905,110,983

TOTAL INVESTMENTS — 99.6% (Cost $893,148,994)*		905,110,983

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		3,861,291

NET ASSETS — 100.0%		$908,972,274

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$893,148,994

Gross unrealized appreciation	14,004,666
Gross unrealized depreciation	(2,042,677)

Net unrealized appreciation	$11,961,989

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS

Notes to Portfolio of Investments

May 31, 2012 (unaudited)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, Free Market International Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$831,927,189	$831,927,189	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$551,908,991	$551,908,991	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$905,110,983	$905,110,983	$-	$-

*Please refer to the Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

FREE MARKET FUNDS

Notes to Portfolio of Investments

May 31, 2012 (unaudited)

(continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended May 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

Marvin & Palmer

LARGE CAP GROWTH FUND

Portfolio of Investments

May 31, 2012

(Unaudited)

	Shares	Value
COMMON STOCKS — 96.9%
Capital Goods — 8.0%
AMETEK, Inc.	800	$40,568
Caterpillar, Inc.	300	26,286
Cummins, Inc.	250	24,238
Precision Castparts Corp.	375	62,329
Roper Industries, Inc.	400	40,488
United Technologies Corp.	400	29,644
WW Grainger, Inc.	100	19,365

		242,918

Consumer Durables & Apparel — 7.3%
Coach, Inc.	1,300	87,685
Lululemon Athletica, Inc. (Canada)*	200	14,528
NIKE, Inc., Class B	1,100	118,998

		221,211

Consumer Services — 5.7%
McDonald’s Corp.	350	31,269
Starbucks Corp.	800	43,912
Yum! Brands, Inc.	1,400	98,504

		173,685

Diversified Financials — 0.9%
T. Rowe Price Group, Inc.	500	28,795

Energy — 3.6%
Chevron Corp.	300	29,493
Exxon Mobil Corp.	400	31,452
Occidental Petroleum Corp.	300	23,781
Schlumberger Ltd.	400	25,300

		110,026

Food & Staples Retailing — 4.8%
Costco Wholesale Corp.	800	69,112
Wal-Mart Stores, Inc.	500	32,910
Whole Foods Market, Inc.	500	44,305

		146,327

Food, Beverages & Tobacco — 8.4%
Altria Group, Inc.	1,900	61,161
Coca-Cola Co., (The)	800	59,784
Mead Johnson Nutrition Co.	700	56,518
Monster Beverage Corp.*	600	43,560
Philip Morris International, Inc.	400	33,804

		254,827

Health Care Equipment & Services — 4.3%
Intuitive Surgical, Inc.*	200	104,620
McKesson Corp.	300	26,184

		130,804

	Shares	Value
Household & Personal Products — 1.0%
Colgate-Palmolive Co.	300	$29,490

Materials — 1.0%
Monsanto Co.	400	30,880

Media — 2.5%
Discovery Communications, Inc., Class A*	300	15,030
Viacom, Inc., Class B	600	28,638
Walt Disney Co., (The)	700	31,997

		75,665

Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
Abbott Laboratories	500	30,895
Alexion Pharmaceuticals, Inc.*	900	81,513
Biogen Idec, Inc.*	1,000	130,750
Celgene Corp.*	400	27,300

		270,458

Retailing — 9.3%
Amazon.com, Inc.*	175	37,259
AutoZone, Inc.*	75	28,519
Home Depot, Inc., (The)	700	34,538
Lowe’s Cos., Inc.	1,000	26,720
Priceline.com, Inc.*	50	31,275
Ross Stores, Inc.	500	31,615
TJX Cos., Inc.	2,200	93,412

		283,338

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	1,600	41,344

Software & Services — 14.2%
Google, Inc., Class A*	50	29,043
International Business Machines Corp.	700	135,030
Mastercard, Inc., Class A	250	101,628
Microsoft Corp.	3,100	90,489
Oracle Corp.	1,100	29,117
Visa, Inc., Class A	400	46,080

		431,387

Technology Hardware & Equipment — 12.1%
Amphenol Corp., Class A	500	26,595
Apple, Inc.*	250	144,432
EMC Corp.*	2,200	52,470
F5 Networks, Inc.*	200	20,696
Qualcomm, Inc.	2,200	126,082

		370,275

The accompanying notes are an integral part of the portfolio of investments.

1

Marvin & Palmer

LARGE CAP GROWTH FUND

Portfolio of Investments (Continued)

May 31, 2012

(Unaudited)

	Shares	Value
Transportation — 3.6%
Union Pacific Corp.	1,000	$111,400

TOTAL COMMON STOCKS (Cost $2,457,577)		2,952,830

TOTAL INVESTMENTS — 96.9% (Cost $2,457,577) **		2,952,830

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%		93,316

NET ASSETS — 100.0%		$3,046,146

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$2,457,577

Gross unrealized appreciation	550,423
Gross unrealized depreciation	(55,170)

Net unrealized appreciation	$495,253

The accompanying notes are an integral part of the portfolio of investments.

2

Marvin & Palmer

LARGE CAP GROWTH FUND

Notes to Portfolio of Investments

May 31, 2012

(Unaudited)

PORTFOLIO VALUATION — The Marvin & Palmer Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities*	$2,952,830	$2,952,830	$-	$-

*Please refer to the Portfolio of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended May 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PERIMETER SMALL CAP GROWTH FUND

Portfolio of Investments

May 31, 2012

(Unaudited)

	Shares	Value
COMMON STOCK † — 99.2%
Basic Materials — 4.4%
Balchem	74,474	$2,162,722
Buckeye Technologies	53,350	1,478,329
Coeur D’alene Mines*	69,150	1,168,635
KapStone Paper and Packaging*	109,510	1,690,834
Kraton Performance Polymers*	56,500	1,079,715
Kronos Worldwide	82,986	1,400,804
NewMarket	1,256	262,265
Stillwater Mining*	150,293	1,275,988

		10,519,292

Communications — 10.5%
ADTRAN	40,290	1,177,677
Allot Communications*	45,115	1,173,892
BroadSoft*	47,101	1,286,328
Cbeyond*	128,425	760,276
ClickSoftware Technologies	148,706	1,275,897
DealerTrack Holdings*	54,190	1,479,387
Dice Holdings*	218,170	2,144,611
DigitalGlobe*	155,690	2,515,950
HealthStream*	56,222	1,187,409
NIC	89,921	977,441
NICE Systems, ADR*	43,779	1,623,325
OpenTable*	35,490	1,409,663
Shutterfly*	84,753	2,336,640
Sonus Networks*	488,658	1,187,439
SPS Commerce*	33,242	918,809
Tyler Technologies*	8,064	300,787
ValueClick*	83,736	1,468,729
Websense*	35,664	662,637
Zix*	478,910	1,178,119

		25,065,016

Consumer Cyclical — 16.5%
Alaska Air Group*	29,750	1,020,425
Allegiant Travel*	14,580	945,513
Amerigon*	58,430	699,991
Beacon Roofing Supply*	63,465	1,577,105
Bebe Stores	222,260	1,418,019
Body Central*	47,777	699,933
Brunswick	43,310	948,489
Buckle	38,800	1,518,632
Caribou Coffee*	53,807	640,303
Cash America International	31,400	1,396,672
Casual Male Retail Group*	399,218	1,217,615

	Shares	Value
Consumer Cyclical — (Continued)
Cheesecake Factory*	47,480	$1,540,251
Chico’s FAS	131,830	1,926,036
Dana Holding	72,740	968,897
Ethan Allen Interiors	79,228	1,783,422
Express*	91,747	1,697,320
Finish Line, Cl A	76,900	1,585,678
First Cash Financial Services*	51,344	1,923,346
Fred’s	67,420	927,025
Genesco*	30,563	2,032,440
La-Z-Boy*	88,200	1,244,502
Maidenform Brands*	64,200	1,239,060
Pier 1 Imports	75,650	1,233,095
Rush Enterprises, Cl A*	51,929	860,464
Select Comfort*	68,850	1,883,736
Standard Pacific*	92,959	479,668
Steven Madden*	43,520	1,764,301
Susser Holdings*	23,631	691,207
Vitamin Shoppe*	32,497	1,609,251
WMS Industries*	89,250	1,832,303

		39,304,699

Consumer Non-cyclical — 26.7%
Akorn*	87,415	1,193,215
American Public Education*	58,231	1,655,507
Astex Pharmaceuticals*	519,024	913,482
Bruker*	115,355	1,710,715
Cardtronics*	77,750	2,178,555
Centene*	53,610	1,937,465
Consolidated Graphics*	38,455	1,121,732
Corporate Executive Board	34,620	1,258,091
Corrections Corp of America*	64,590	1,683,861
CoStar Group*	14,670	1,083,966
Cubist Pharmaceuticals*	29,320	1,176,318
Depomed*	186,250	957,325
DFC Global*	79,395	1,308,430
Euronet Worldwide*	79,270	1,426,067
FTI Consulting*	31,020	979,301
Grand Canyon Education*	113,877	2,063,451
Haemonetics*	30,105	2,098,620
Harris Teeter Supermarkets	62,220	2,335,117
HMS Holdings*	46,920	1,256,987
Huron Consulting Group*	44,101	1,378,597
ICON, ADR*	100,987	2,168,191
Impax Laboratories*	80,684	1,672,579
Inter Parfums	80,714	1,267,210

The accompanying notes are an integral part of the portfolio of investments.

1

PERIMETER SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

May 31, 2012

(Unaudited)

	Shares	Value
Consumer Non-cyclical — (Continued)
Jazz Pharmaceuticals*	54,370	$2,348,784
Masimo*	66,580	1,252,370
Metropolitan Health Networks*	136,090	1,183,983
Monro Muffler Brake	26,350	890,367
Myriad Genetics*	87,860	2,120,062
Onyx Pharmaceuticals*	38,490	1,762,072
Questcor Pharmaceuticals*	36,280	1,501,992
Rent-A-Center	33,114	1,114,948
Rollins	23,480	498,715
Salix Pharmaceuticals*	15,520	804,091
Seattle Genetics*	73,407	1,429,968
Sotheby’s	60,671	1,850,466
Spectrum Brands Holdings*	46,740	1,613,465
Thoratec*	49,625	1,505,623
TNS*	69,972	1,251,099
TreeHouse Foods*	38,180	2,176,642
TrueBlue*	59,056	882,887
United Therapeutics*	41,573	1,839,190
VistaPrint*	47,310	1,602,863
Wright Express*	17,094	958,290

		63,412,659

Energy — 5.8%
Basic Energy Services*	82,530	935,890
Dawson Geophysical*	33,325	756,478
Energy XXI Bermuda	50,310	1,562,126
Gulfport Energy*	49,668	917,865
Helix Energy Solutions Group*	67,214	1,151,376
Key Energy Services*	74,141	734,737
Kodiak Oil & Gas*	182,420	1,479,426
North American Energy Partners*	126,711	383,934
OYO Geospace*	19,872	1,843,923
Rex Energy*	114,544	1,152,313
Rosetta Resources*	40,991	1,585,942
Swift Energy*	66,095	1,315,951

		13,819,961

Financial — 7.8%
Boston Private Financial Holdings	137,150	1,237,093
Endurance Specialty Holdings	44,400	1,734,264
First Citizens BancShares, Cl A	5,576	939,556
First Horizon National	56,900	482,512
Hanover Capital Mortgage Holdings*	92,289	1,747,031
Infinity Property & Casualty	15,220	816,705
KBW	65,935	1,068,806
Maiden Holdings	127,822	1,040,471

	Shares	Value
Financial — (Continued)
Pinnacle Financial Partners*	35,500	$605,630
Platinum Underwriters Holdings	40,180	1,458,534
ProAssurance	25,648	2,260,615
Regional Management*	39,199	578,185
SVB Financial Group*	23,581	1,406,842
Texas Capital Bancshares*	24,710	958,254
Umpqua Holdings	79,736	1,023,013
WisdomTree Investments*	163,929	1,095,046

		18,452,557

Industrial — 11.5%
A.O. Smith	43,936	2,028,086
Actuant, Cl A	24,130	631,482
Armstrong World Industries	26,940	1,255,135
Astec Industries*	37,700	1,034,865
Chart Industries*	8,897	555,707
Curtiss-Wright	4,574	139,004
Darling International*	110,870	1,553,289
Gulfmark Offshore, Cl A*	32,500	1,159,925
Hexcel*	79,200	1,930,896
HUB Group, Cl A*	39,562	1,383,088
II-VI*	65,825	1,244,093
Landstar System	14,450	761,515
Marten Transport	35,823	733,297
MasTec*	67,460	1,102,971
Mistras Group*	51,430	1,159,232
MYR Group*	65,290	993,061
NVE*	21,433	1,114,302
Old Dominion Freight Line*	31,104	1,354,890
OSI Systems*	32,065	2,046,388
RailAmerica*	1,636	38,970
Silgan Holdings	31,380	1,311,684
Tennant	20,532	866,450
TriMas*	76,806	1,536,888
Triumph Group	25,020	1,497,197

		27,432,415

Technology — 16.0%
ACI Worldwide*	49,032	1,872,532
Cavium*	45,040	1,090,418
CommVault Systems*	19,034	892,124
Computer Programs & Systems	24,910	1,355,104
Cray*	32,208	343,981
Diebold	39,410	1,458,564
Diodes*	69,233	1,354,890
Emulex*	92,906	624,328

The accompanying notes are an integral part of the portfolio of investments.

2

PERIMETER SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

May 31, 2012

(Unaudited)

	Shares	Value
Technology — (Continued)
inContact*	209,491	$1,095,638
InnerWorkings*	84,800	999,792
Interactive Intelligence Group*	53,232	1,373,386
Kulicke & Soffa Industries*	84,680	890,834
LivePerson*	120,797	2,084,956
LTX-Credence*	139,260	988,746
Manhattan Associates*	18,095	859,513
Maxwell Technologies*	55,903	387,408
MedAssets*	119,377	1,351,348
Mellanox Technologies*	24,960	1,508,832
Mentor Graphics*	117,740	1,660,134
MIPS Technologies*	274,591	1,754,636
NetScout Systems*	91,330	1,831,167
Nova Measuring Instruments*	165,690	1,187,997
Omnicell*	110,930	1,452,074
Opnet Technologies	52,104	1,301,037
Parametric Technology*	73,801	1,490,780
RADWARE*	37,125	1,423,373
Silicon Image*	272,490	1,204,406
Silicon Motion Technology, ADR*	45,010	609,435
SolarWinds*	23,310	1,068,997
Stamps.com*	37,240	914,614
Ultimate Software Group*	11,110	892,466
Volterra Semiconductor*	25,304	702,945

		38,026,455

TOTAL COMMON STOCK (Cost $215,497,524)		236,033,054

Warrants — 0.0%
Magnum Hunter Resources, Expires
10/14/13	31,749	0

TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS — 99.2% (Cost $215,497,524) **		236,033,054

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		2,000,648

NET ASSETS — 100.0%		$238,033,702

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$215,497,524

Gross unrealized appreciation	33,209,931
Gross unrealized depreciation	(12,674,401)

Net unrealized appreciation	$20,535,530

ADR American Depositary Receipt

Cl    Class

The accompanying notes are an integral part of the portfolio of investments.

3

Perimeter

Small Cap Growth Fund

Notes to Portfolio of Investments

May 31, 2012

(Unaudited)

PORTFOLIO VALUATION — The Perimeter Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of May 31, 2012, there were no fair valued securities.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities*	$236,033,054	$236,033,054	$-	$-

*Please refer to the Portfolio of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended May 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—98.3%

Basic Industries—1.9%
Graphic Packaging Holding Co. *	170,585	$844,396
Schweitzer-Mauduit International, Inc.	15,225	1,018,552
Sensient Technologies Corp.	9,470	345,844
Spartech Corp. *	47,825	179,822

		2,388,614

Capital Goods—12.5%
Actuant Corp., Class A	51,975	1,360,186
Aegion Corp. *	56,345	888,561
Ampco-Pittsburgh Corp.	17,020	264,321
Beacon Roofing Supply, Inc. *	40,320	1,001,952
Brady Corp., Class A	26,853	736,846
Curtiss-Wright Corp.	18,450	560,695
Drew Industries, Inc. *	23,285	618,217
Edwards Group Ltd., Sponsored ADR *	81,575	616,707
Globe Specialty Metals, Inc.	91,080	1,067,458
Granite Construction, Inc.	22,205	508,939
Griffon Corp.	84,975	680,650
Hillenbrand, Inc.	32,230	604,957
Huntington Ingalls Industries, Inc. *	16,820	618,640
MRC Global, Inc. * (a)	47,390	983,816
Mueller Industries, Inc.	16,875	716,850
Mueller Water Products, Inc., Class A	102,410	357,411
Orion Marine Group, Inc. *	123,130	822,508
Rofin-Sinar Technologies, Inc. *	6,905	137,064
Terex Corp. *	37,045	616,058
Tutor Perini Corp. *	31,555	354,678
WESCO International, Inc. *	20,040	1,192,180
World Fuel Services Corp.	21,157	793,388

		15,502,082

Communications—0.3%
EarthLink, Inc.	53,610	432,633

Consumer Durables—2.0%
Exide Technologies *	40,385	93,693
Sealy Corp. * (a)	149,860	251,765
Thor Industries, Inc.	43,960	1,351,770

	Number of Shares	Value
Consumer Durables—(continued)
Tower International, Inc. *	61,435	$777,767

		2,474,995

Consumer Non-Durables—5.4%
Alliance One International, Inc. *	90,865	260,783
Callaway Golf Co. (a)	89,440	493,709
Dole Food Co., Inc. * (a)	208,308	1,849,775
Fresh Del Monte Produce, Inc.	26,130	613,271
Matthews International Corp., Class A	11,165	336,290
Skechers U.S.A., Inc., Class A *	31,485	534,930
Steven Madden Ltd. *	25,848	1,047,878
Take-Two Interactive Software, Inc. *	51,945	598,406
Universal Corp.	20,485	925,307

		6,660,349

Consumer Services—21.1%
ABM Industries, Inc.	22,625	485,759
Aeropostale, Inc. *	36,000	666,000
American Eagle Outfitters, Inc.	90,130	1,740,410
Asbury Automotive Group, Inc. *	55,750	1,490,197
Ascena Retail Group, Inc. *	61,370	1,161,734
Brink’s Co., (The)	41,935	954,860
Cato Corp., (The), Class A	14,930	428,491
CBIZ, Inc. *	56,250	317,250
Charming Shoppes, Inc. *	149,490	1,097,257
Children’s Place Retail Stores, Inc., (The) *	20,560	945,143
Ennis, Inc.	22,430	318,955
Finish Line, Inc., (The), Class A	91,600	1,888,792
FTI Consulting, Inc. *	23,960	756,417
G&K Services, Inc., Class A	18,932	552,436
Geo Group, Inc. (The) *	21,845	475,347
Group 1 Automotive, Inc.	18,825	985,677
Heidrick & Struggles International, Inc.	40,780	669,608
ICF International, Inc. *	15,535	349,537
International Speedway Corp., Class A	42,053	1,010,954
KAR Auction Services, Inc. *	56,730	845,277
Knoll, Inc.	49,298	654,184
Korn/Ferry International *	19,345	263,092

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
Live Nation Entertainment, Inc. *	75,455	$705,504
MAXIMUS, Inc.	24,495	1,114,767
Men’s Wearhouse, Inc., (The)	26,645	958,954
Navigant Consulting, Inc. *	127,220	1,522,823
Odyssey Marine Exploration, Inc. * (a)	126,545	408,740
Rent-A-Center, Inc.	32,600	1,097,642
RPX Corp. *	15,840	211,147
Service Corp. International	63,615	728,392
Steiner Leisure Ltd. *	8,295	380,160
Steinway Musical Instruments *	19,930	447,429
Viad Corp.	15,370	272,203
XO Group, Inc. *	44,795	395,540

		26,300,678

Energy—2.5%
Bristow Group, Inc.	17,215	689,461
Forum Energy Technologies, Inc. * (a)	6,095	130,921
Helix Energy Solutions Group, Inc. *	34,635	593,298
Rosetta Resources, Inc. *	29,995	1,160,507
Swift Energy Co. *	24,825	494,266

		3,068,453

Finance—21.5%
Ameris Bancorp *	24,778	281,726
AMERISAFE, Inc. *	19,385	530,955
Apollo Investment Corp.	38,885	289,304
BBCN Bancorp, Inc. *	140,185	1,512,596
Centerstate Banks, Inc.	57,410	415,648
Citizens Republic Bancorp, Inc. *	48,565	789,667
Columbia Banking System, Inc.	29,670	537,620
Cowen Group, Inc., Class A *	28,805	73,165
Fifth Street Finance Corp. (a)	97,025	922,708
First American Financial Corp.	48,585	765,700
First Citizens Bancshares, Inc., Class A	3,515	592,277
Flagstone Reinsurance Holdings S.A.	24,900	184,011
Flushing Financial Corp.	28,150	363,135
Gladstone Capital Corp.	16,450	121,730
Global Indemnity PLC *	14,953	312,219
Heritage Financial Corp.	36,220	501,647

	Number of Shares	Value
Finance—(continued)
Infinity Property & Casualty Corp.	11,730	$629,432
Janus Capital Group, Inc.	92,925	678,352
JMP Group, Inc.	70,585	410,099
Knight Capital Group, Inc., Class A *	100,410	1,262,154
Maiden Holdings Ltd.	168,560	1,372,078
MGIC Investment Corp. *	135,845	345,046
Nationstar Mortgage Holdings, Inc. *	64,440	1,235,315
Navigators Group, Inc., (The) *	9,345	452,765
Nelnet, Inc., Class A	41,276	963,382
Ocwen Financial Corp. *	129,815	2,080,934
Park Sterling Corp. *	45,945	204,455
PHH Corp. *	77,080	1,277,216
Platinum Underwriters Holdings Ltd.	25,385	921,475
Safety Insurance Group, Inc.	10,600	425,166
Stancorp Financial Group Inc	14,670	510,663
Stewart Information Services Corp. (a)	95,560	1,321,595
SVB Financial Group *	21,980	1,311,327
Symetra Financial Corp.	81,440	920,272
United Rentals, Inc. *	13,970	482,664
Walter Investment Management Corp.	65,495	1,239,820
Washington Federal, Inc.	30,070	493,449

		26,731,767

Health Care—11.0%
Addus HomeCare Corp. *	53,656	214,087
Amsurg Corp. *	22,185	606,094
Centene Corp. *	14,905	538,667
Chemed Corp. (a)	11,405	633,548
Hanger Orthopedic Group, Inc. *	46,825	1,010,015
ICON PLC, Sponsored ADR *	54,815	1,176,878
Integra Lifesciences Holdings Corp. *	13,940	495,009
Kindred Healthcare, Inc. *	85,887	710,285
LHC Group, Inc. *	18,115	303,426
LifePoint Hospitals, Inc. *	15,825	582,676
Lincare Holdings, Inc.	24,525	562,358
Omnicell, Inc. *	26,895	352,056
Owens & Minor, Inc.	27,932	795,224

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—(continued)
PAREXEL International Corp. *	31,250	$836,250
Select Medical Holdings Corp. *	93,810	866,804
Symmetry Medical, Inc. *	125,350	970,209
U.S. Physical Therapy, Inc.	99,379	2,414,910
VCA Antech, Inc. *	27,735	597,412

		13,665,908

Real Estate Investment Trusts—6.8%
Anworth Mortgage Asset Corp.	129,202	869,529
Capstead Mortgage Corp.	32,690	450,141
Chatham Lodging Trust	54,280	704,554
Colony Financial, Inc.	23,440	393,792
CYS Investments, Inc. (a)	128,775	1,761,642
Gladstone Commercial Corp.	18,960	300,326
Hatteras Financial Corp.	43,975	1,255,486
MFA Financial, Inc.	96,885	738,264
Monmouth Real Estate Investment Corp., Class A	74,120	752,318
Redwood Trust, Inc.	48,660	589,273
Two Harbors Investment Corp.	61,690	637,875

		8,453,200

Technology—9.0%
Bel Fuse, Inc., Class B	16,785	273,260
Belden, Inc.	42,380	1,324,375
Brooks Automation, Inc.	47,370	443,857
Coherent, Inc. *	7,650	337,671
Dolan Co., (The) *	26,425	189,467
Electronics for Imaging, Inc. *	29,765	438,736
EnerSys *	60,980	2,011,120
FX Alliance, Inc. * (a)	45,165	743,416
Imation Corp. *	32,170	182,726
Insight Enterprises, Inc. *	20,540	305,841
Integrated Device Technology, Inc. *	83,125	456,356
NETGEAR, Inc. *	30,360	953,000
Sykes Enterprises, Inc. *	86,310	1,298,966
SYNNEX Corp. *	43,630	1,455,061
TeleTech Holdings, Inc. *	21,365	318,339
Teradyne, Inc. *	29,065	419,989

		11,152,180

Transportation—2.0%
Diana Shipping, Inc. *	41,440	319,088

	Number of Shares	Value
Transportation—(continued)
Landstar System, Inc.	9,025	$475,617
Quality Distribution, Inc. *	45,680	485,122
UTi Worldwide, Inc.	81,055	1,267,700

		2,547,527

Utilities—2.3%
PNM Resources, Inc.	74,695	1,393,062
SemGroup Corp., Class A *	49,450	1,490,918

		2,883,980

TOTAL COMMON STOCK (Cost $113,547,584)		122,262,366

SECURITIES LENDING COLLATERAL—6.2%

BlackRock Liquidity Fund	7,686,844	7,686,844

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,686,844)		7,686,844

TOTAL INVESTMENTS—104.5% (Cost $121,234,428)**		129,949,210

LIABILITIES IN EXCESS OF OTHER ASSETS—(4.5)%		(5,556,019)

NET ASSETS—100.0%		$124,393,191

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At May 31, 2012, the market value of securities on loan was $7,505,335.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$121,234,428

Gross unrealized appreciation	19,287,653
Gross unrealized depreciation	(10,572,871)

Net unrealized appreciation	$8,714,782

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$122,262,366	$122,262,366	$—	$—
Securities Lending Collateral	7,686,844	7,686,844	—	—

Total Assets	$129,949,210	$129,949,210	$—	$—

*	see Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—90.5%
COMMON STOCK—88.7%
Basic Industries—2.3%
Cloud Peak Energy, Inc. *	173,405	$2,684,309
Georgia Gulf Corp. †	96,680	2,877,197
Owens-Illinois, Inc. * †	132,250	2,584,165
Sealed Air Corp. †	223,025	3,490,341
Spartech Corp. * †	694,280	2,610,493

		14,246,505

Capital Goods—6.0%
AECOM Technology Corp. *	167,260	2,724,665
American Woodmark Corp. *	85,645	1,448,257
Chase Corp. (a) †	67,400	774,426
Foster Wheeler AG *	99,050	1,772,004
General Cable Corp. *	62,040	1,765,658
Gibraltar Industries, Inc. *	120,280	1,229,262
Hardinge, Inc.	98,040	916,674
Innovative Solutions and Support, Inc. *	361,611	1,276,487
Lakeland Industries, Inc. *	8,780	70,503
LMI Aerospace, Inc. *	142,096	2,230,907
Michael Baker Corp. * †	158,597	3,655,661
NACCO Industries, Inc., Class A †	41,504	4,355,015
Parker Hannifin Corp.	31,170	2,547,836
SAIC, Inc.	146,380	1,626,282
Tyco International, Ltd. †	54,760	2,911,042
WaterFurnace Renewable Energy, Inc.	180,875	2,928,818
Watts Water Technologies, Inc., Class A †	93,200	3,080,260
World Fuel Services Corp.	58,715	2,201,813

		37,515,570

Communications—4.3%
Comcast Corp., Class A †	218,910	6,328,688
Dice Holdings, Inc. *	123,975	1,218,674
Hawaiian Telcom Holdco, Inc. * (a) †	438,914	8,251,583
iPass, Inc. *	653,655	1,647,211
Lionbridge Technologies, Inc. *	612,555	1,843,791
SureWest Communications †	221,129	4,714,470
Telephone & Data Systems, Inc. †	143,100	2,840,535

		26,844,952

Consumer Durables—0.4%
AV Homes, Inc. *	56,590	636,637
Cooper-Standard Holding, Inc. *	28,760	1,035,360

	Number of Shares	Value
Consumer Durables—(continued)
Hooker Furniture Corp. †	85,232	$935,847

		2,607,844

Consumer Non-Durables—5.0%
Activision Blizzard, Inc. †	289,420	3,397,791
Anheuser-Busch InBev NV - Sponsored ADR †	99,485	6,735,134
Coca-Cola Femsa S.A. de C.V. - Sponsored ADR †	42,930	4,938,667
Hanesbrands, Inc. * †	156,585	4,362,458
Kenneth Cole Productions, Inc., Class A * †	40,253	607,820
Lorillard, Inc. †	35,165	4,346,394
Matthews International Corp., Class A †	69,140	2,082,497
Unilever NV	153,550	4,815,328

		31,286,089

Consumer Services—12.3%
AFC Enterprises, Inc. * †	180,326	3,851,763
Barrett Business Services, Inc. †	138,460	2,734,585
Belo Corp., Class A	184,920	1,068,838
Biglari Holdings, Inc. *	3,185	1,246,864
Booz Allen Hamilton Holding Corp. †	180,034	2,918,351
Century Casinos, Inc. * †	831,881	2,429,092
CRA International, Inc. *	137,987	2,595,535
CVS Caremark Corp. †	141,310	6,350,471
DreamWorks Animation SKG, Inc., Class A * (a)	179,365	3,190,903
Ediets.Com, Inc. *	342,052	119,718
Ennis, Inc. †	327,350	4,654,917
Hudson Global, Inc. * †	285,033	1,125,880
ICF International, Inc. * †	98,425	2,214,562
International Speedway Corp., Class A †	141,915	3,411,637
Kohl’s Corp.	42,680	1,955,598
Liberty Interactive Corp., Class A *	107,565	1,802,789
Multi-Color Corp. †	188,289	3,488,995
Nash Finch Co. †	207,797	4,282,696
Navigant Consulting, Inc. * †	85,915	1,028,403
Republic Services, Inc. †	55,055	1,451,250
Saga Communications, Inc., Class A * †	64,633	2,255,692
Standard Parking Corp. *	58,105	1,104,576
TESCO PLC - Sponsored ADR	188,255	2,658,161

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Services—(continued)
Towers Watson & Co., Class A †	58,835	$3,545,397
Viacom, Inc., Class B †	64,405	3,074,051
Viad Corp. †	142,670	2,526,686
Wal-Mart Stores, Inc. †	62,360	4,104,535
Walt Disney Co., (The) †	126,960	5,803,342

		76,995,287

Energy—4.2%
Canadian Natural Resources Ltd. †	125,805	3,595,507
Cenovus Energy, Inc. †	99,185	3,117,384
Ensco PLC, Class A †	41,810	1,877,687
EOG Resources, Inc. †	37,475	3,721,267
EQT Corp.	92,505	4,290,382
Royal Dutch Shell PLC-ADR †	123,430	7,674,877
SM Energy Co. †	43,595	2,358,054

		26,635,158

Finance—17.5%
ACE Ltd. †	78,400	5,670,672
Alterra Capital Holdings Ltd. †	122,145	2,712,840
AON PLC †	69,465	3,230,122
Axis Capital Holdings Ltd. †	92,130	3,031,077
Berkshire Hathaway, Inc., Class B * †	105,720	8,389,939
Capitol Federal Financial, Inc. †	84,520	984,658
Century Bancorp, Inc., Class A †	38,003	1,062,944
Charles Schwab Corp., (The)	122,535	1,526,786
Citigroup, Inc. †	135,718	3,597,884
Citizens Republic Bancorp, Inc. *	85,444	1,389,319
Cowen Group, Inc., Class A *	775,320	1,969,313
Endurance Specialty Holdings Ltd. †	106,925	4,176,490
Fairfax Financial Holdings Ltd. †	4,970	1,927,664
First Southern Bancorp, Inc. Class B 144A * ‡	64,350	541,183
Flushing Financial Corp. †	107,711	1,389,472
Goldman Sachs Group, Inc., (The)	20,118	1,925,293
HF Financial Corp.	83,779	1,032,995
Investors Title Co. †	6,765	350,833
JPMorgan Chase & Co. †	101,846	3,376,195
Leucadia National Corp. †	160,405	3,259,430
Loews Corp. †	83,730	3,256,260
Maiden Holdings Ltd. †	831,672	6,769,810
Morgan Stanley	140,160	1,872,538
NASDAQ OMX Group, Inc.,(The)	171,785	3,758,656

	Number of Shares	Value
Finance—(continued)
NBH Holdings Corp., Class A 144A * ‡	79,735	$1,438,419
New Hampshire Thrift
Bancshares, Inc.	29,529	375,314
Nicholas Financial, Inc. (a)	122,637	1,558,716
OceanFirst Financial Corp. †	36,680	517,188
Och-Ziff Capital Management Group LLC, Class A †	233,455	1,692,549
PartnerRe Ltd.	39,010	2,764,639
Primus Guaranty Ltd. * (a)	129,701	875,482
RenaissanceRe Holdings Ltd. †	22,755	1,753,728
State Street Corp. †	68,635	2,828,448
Steel Excel, Inc. * †	229,697	6,213,304
Stewart Information Services Corp. †	62,435	863,476
TD Ameritrade Holding Corp.	90,070	1,545,601
TFS Financial Corp. * †	99,535	932,643
Torchmark Corp. †	60,235	2,810,565
Tower Group, Inc. †	219,500	4,308,785
Travelers Cos., Inc., (The) †	46,295	2,892,975
Validus Holdings Ltd. †	139,217	4,368,629
West Coast Bancorp *	61,952	1,164,698
White Mountains Insurance Group Ltd. †	6,855	3,530,462

		109,637,994

Health Care—17.2%
Accuray, Inc. * †	286,475	1,796,198
Almost Family, Inc. *	70,140	1,559,212
Alpha PRO Tech Ltd. *	485,210	625,921
AmerisourceBergen Corp. †	97,120	3,592,469
Amgen, Inc. †	66,605	4,630,380
Amsurg Corp. * †	138,990	3,797,207
Anika Therapeutics, Inc. * †	215,460	2,930,256
Baxter International, Inc. †	118,800	6,013,656
Becton, Dickinson & Co. †	35,355	2,585,511
BioClinica, Inc. * †	327,186	1,685,008
CardioNet, Inc. *	505,851	1,158,399
Charles River Laboratories International, Inc. *	44,905	1,498,929
Covidien PLC †	82,562	4,275,060
Cross Country Healthcare, Inc. *	659,157	2,992,573
Hooper Holmes, Inc. *	860,703	533,636
ICON PLC, Sponsored ADR * †	194,880	4,184,074
Invacare Corp. †	231,380	3,445,248

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Health Care—(continued)
IRIS International, Inc. * †	358,230	$3,818,732
Johnson & Johnson †	140,115	8,747,379
Laboratory Corp. of America Holdings * †	91,285	7,602,215
Lincare Holdings, Inc. †	169,939	3,896,701
Medical Action Industries, Inc. *	302,865	1,305,348
MFC Industrial Ltd	237,160	1,624,546
Myriad Genetics, Inc. *	95,180	2,296,693
Pfizer, Inc. †	401,045	8,770,854
Rochester Medical Corp. *	125,651	1,255,253
Rotech Healthcare, Inc. *	1,151,331	702,312
Sanofi ADR †	162,095	5,516,093
St Jude Medical, Inc. †	80,425	3,089,929
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	127,450	4,994,766
Theragenics Corp. *	510,450	980,064
United Therapeutics Corp. * †	75,845	3,355,383
WuXi PharmaTech Cayman, Inc., - ADR *	155,455	2,288,298

		107,548,303

Real Estate Investment Trusts—0.5%
CBRE Group, Inc., Class A *	99,065	1,629,619
Reis, Inc. *	157,698	1,354,626

		2,984,245

Technology—19.0%
Actuate Corp. * †	624,345	4,170,625
Alpha & Omega Semiconductor Ltd *	453,515	4,068,029
Amdocs Ltd. * †	116,445	3,347,794
Amkor Technology, Inc. * (a) †	600,100	2,838,473
BMC Software, Inc. * †	74,160	3,138,451
CA, Inc. †	228,285	5,677,448
Carbonite, Inc. * (a)	234,735	1,809,807
Coleman Cable, Inc. †	736,458	6,333,539
Compuware Corp. * †	273,975	2,465,775
Comverse Tecnology, Inc. *	178,095	1,088,160
Corning, Inc.	148,130	1,924,209
CSG Systems International, Inc.*†	310,380	5,121,270
DragonWave, Inc. * (a)	192,920	596,123
Flextronics International Ltd. *	411,295	2,640,514
GSI Group, Inc. * †	461,235	5,354,938
Guidance Software, Inc * †	239,500	1,963,900
Hemisphere GPS, Inc. *	839,675	577,864

	Number of Shares	Value
Technology—(continued)
Hewlett-Packard Co. †	130,245	$2,953,957
Ingram Micro, Inc., Class A * †	258,890	4,616,009
Lexmark International, Inc., Class A †	130,075	3,253,176
LSI Corp. *	239,760	1,594,404
Marvell Technology Group Ltd. *	98,420	1,233,203
Microsoft Corp. †	229,260	6,692,099
MRV Communications, Inc.	1,059,385	725,679
Net 1 UEPS Technologies, Inc. *	112,620	980,920
Oracle Corp. †	205,879	5,449,617
Pericom Semiconductor Corp. *	81,252	638,641
Plug Power, Inc. * (a)	3,083,530	3,546,060
Polycom, Inc. *	249,315	2,852,164
Pulse Electronics Corp.	626,418	1,227,779
QLogic Corp. * †	323,775	4,406,578
TeleTech Holdings, Inc. * †	189,065	2,817,069
Telular Corp.	138,195	1,036,463
Thermo Fisher Scientific, Inc. †	116,955	5,903,888
Travelsky Technology Ltd, Class H	6,465,595	3,394,437
Vishay Intertechnology, Inc. * †	495,485	5,262,051
Western Union Co., (The) †	184,310	3,022,684
Xerox Corp. †	569,625	4,112,693

		118,836,490

TOTAL COMMON STOCK (Cost $554,476,594)		555,138,437

PREFERRED STOCK—0.2%
Finance—0.2%
BAC Capital Trust IV 5.875% * (a)	31,503	737,170
First Southern Bancorp, Inc. 5.000% 144A * ‡ Δ	110	210,332

TOTAL PREFERRED STOCK (Cost $659,078)		947,502

SECURITIES LENDING COLLATERAL—1.6%
BlackRock Liquidity Fund	9,939,216	9,939,216

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,939,216)		9,939,216

TOTAL LONG POSITIONS—90.5% (Cost $565,074,888)**		566,025,155

SECURITIES SOLD SHORT—(55.0%)
COMMON STOCK—(55.0%)
Basic Industries—(1.3%)
Ethanex Energy, Inc. * ‡ Δ	(648)	(84)
Gold Resource Corp.	(117,540)	(3,114,810)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Basic Industries—(continued)
Intrepid Potash, Inc. *	(87,500)	$(1,717,625)
MAG Silver Corp. *	(83,345)	(641,756)
Mountain Province Diamonds, Inc.*	(127,310)	(486,324)
Seabridge Gold, Inc. *	(76,310)	(1,157,623)
Tanzanian Royalty Exploration Corp. *	(193,370)	(758,010)

		(7,876,232)

Capital Goods—(5.1%)
ADA-ES, Inc. *	(68,138)	(1,784,534)
Ameresco, Inc., Class A *	(121,020)	(1,300,965)
Applied Energetics, Inc. *	(238,070)	(10,713)
Applied Nanotech Holdings, Inc. *	(8,285)	(1,823)
Cummins, Inc.	(32,120)	(3,114,034)
DynaMotive Energy Systems Corp. *	(72,185)	(7,218)
EDAC Technologies Corp. *	(98,240)	(1,146,461)
Interface, Inc.	(141,240)	(1,792,336)
Lindsay Corp.	(45,280)	(2,519,832)
Maxwell Technologies, Inc. *	(48,745)	(337,803)
Middleby Corp., (The) *	(16,040)	(1,640,411)
Smith & Wesson Holding Corp. *	(295,080)	(1,988,839)
Titan International, Inc.	(168,412)	(3,772,429)
Trex Co., Inc. *	(207,215)	(6,029,957)
Vulcan Materials Co.	(94,985)	(3,291,230)
Wabash National Corp. *	(279,410)	(1,944,694)
Westport Innovations, Inc. *	(44,125)	(1,077,091)

		(31,760,370)

Communications—(5.1%)
Akamai Technologies, Inc. *	(70,970)	(2,082,260)
Cogent Communications Group, Inc. *	(157,680)	(2,797,243)
Consolidated Communications Holdings, Inc.	(90,875)	(1,340,406)
CTC Communications Group, Inc. * ‡ Δ	(98,900)	(10)
eGain Communications Corp. *	(160,300)	(613,949)
Elephant Talk Communications, Inc. *	(239,001)	(537,752)
Equinix, Inc. *	(22,140)	(3,611,255)
Facebook, Inc., Class A *	(77,825)	(2,305,955)
Interliant, Inc. * ‡ Δ	(600)	0
j2 Global Communications, Inc.	(71,770)	(1,736,116)
LinkedIn Corp., Class A *	(23,325)	(2,241,533)

	Number of Shares	Value
Communications—(continued)
LivePerson, Inc. *	(206,805)	$(3,569,454)
MicroStrategy, Inc., Class A *	(22,375)	(2,729,302)
Millennial Media, Inc. *	(98,330)	(1,354,987)
Pandora Media, Inc. *	(204,150)	(2,192,571)
Rackspace Hosting, Inc. *	(31,840)	(1,575,125)
Sprint Nextel Corp. *	(620,770)	(1,595,379)
Zynga, Inc., Class A *	(262,120)	(1,640,871)

		(31,924,168)

Consumer Durables—(2.7%)
American Axle & Manaufacturing Holdings, Inc. *	(191,770)	(1,775,790)
Cavco Industries, Inc. *	(35,330)	(1,489,159)
iRobot Corp. *	(42,460)	(899,303)
National Presto Industries, Inc.	(47,545)	(3,188,368)
Qsound Labs, Inc. *	(4,440)	(166)
SodaStream International Ltd. *	(72,570)	(2,249,670)
Tempur-Pedic International, Inc. *	(25,955)	(1,199,381)
Tesla Motors, Inc. *	(92,880)	(2,739,960)
Toll Brothers, Inc. *	(116,280)	(3,172,118)

		(16,713,915)

Consumer Non-Durables—(2.9%)
Amish Naturals, Inc. * Δ	(25,959)	(156)
Blyth, Inc.	(21,545)	(1,609,842)
Cal-Maine Foods, Inc.	(69,825)	(2,481,580)
Deckers Outdoor Corp. *	(43,730)	(2,434,449)
Green Mountain Coffee Roasters, Inc. *	(49,260)	(1,162,536)
Post Holdings, Inc.	(62,220)	(1,870,955)
Schiff Nutrition International, Inc. *	(91,632)	(1,539,418)
Smart Balance, Inc. *	(209,240)	(1,240,793)
Tumi Holdings, Inc. *	(106,425)	(1,835,831)
Under Armour, Inc., Class A *	(38,310)	(3,858,966)
Valence Technology, Inc. *	(27,585)	(20,413)

		(18,054,939)

Consumer Services—(12.0%)
Arbitron, Inc.	(88,025)	(2,943,556)
Arctic Cat, Inc. *	(81,630)	(2,951,741)
Bankrate, Inc. *	(58,775)	(1,021,509)
BJ’s Restaurants, Inc. *	(54,635)	(2,392,467)
Blue Nile, Inc. *	(139,865)	(4,516,241)
Coinstar, Inc. *	(34,930)	(2,145,750)
Digital Domain Media Group, Inc.*	(123,359)	(905,455)
Fresh Market, Inc., (The) *	(19,280)	(1,120,554)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Services—(continued)
GameStop Corp., Class A	(46,400)	$(889,952)
Groupon, Inc *	(259,285)	(2,758,792)
Higher One Holdings Inc *	(231,060)	(2,936,773)
Imax Corp. *	(103,880)	(2,206,411)
Iron Mountain, Inc.	(61,765)	(1,751,038)
JC Penney Co., Inc.	(68,345)	(1,792,689)
Life Time Fitness, Inc. *	(78,730)	(3,374,368)
Liquidity Services, Inc. *	(30,780)	(1,966,534)
Lululemon Athletica, Inc. *	(36,735)	(2,668,430)
Lumber Liquidators Holdings, Inc.*	(87,710)	(2,551,484)
Mattress Firm Holding Corp. *	(90,297)	(3,090,866)
Medifast, Inc. *	(110,260)	(1,991,296)
Morningstar, Inc.	(34,055)	(1,905,037)
Netflix, Inc. *	(45,110)	(2,861,778)
Peet’s Coffee & Tea, Inc. *	(28,899)	(1,721,802)
Red Robin Gourmet Burgers, Inc.*	(79,540)	(2,545,280)
Ritchie Bros. Auctioneers, Inc.	(236,595)	(4,689,313)
Sturm Ruger & Co., Inc.	(108,670)	(4,234,870)
Teavana Holdings, Inc. *	(48,930)	(649,790)
Texas Roadhouse, Inc.	(190,555)	(3,464,290)
Tractor Supply Co.	(26,945)	(2,461,426)
Urban Outfitters, Inc. *	(100,445)	(2,809,447)
VistaPrint NV *	(62,615)	(2,121,396)

		(75,440,335)

Energy—(1.8%)
Basic Energy Services, Inc. *	(109,040)	(1,236,514)
Beard Co. *	(9,710)	(874)
CARBO Ceramics, Inc.	(18,500)	(1,505,160)
Crescent Point Energy Corp	(32,120)	(1,232,862)
Goodrich Petroleum Corp. *	(109,055)	(1,610,742)
Hyperdynamics Corp. *	(201,215)	(152,923)
InterOil Corp. *	(21,570)	(1,432,464)
Lufkin Industries, Inc.	(50,945)	(2,927,809)
Miller Energy Resources Inc *	(253,560)	(1,021,847)

		(11,121,195)

Finance—(0.1%)
Value Line, Inc.	(78,574)	(962,532)

		(962,532)

Health Care—(7.9%)
ABIOMED, Inc. *	(148,605)	(3,021,140)
Accretive Health, Inc. *	(106,050)	(1,247,148)
Agenus, Inc. *	(175,605)	(916,658)

	Number of Shares	Value
Health Care—(continued)
Arena Pharmaceuticals, Inc. *	(102,635)	$(686,628)
Ariad Pharmaceuticals, Inc. *	(157,575)	(2,611,018)
athenahealth, Inc. *	(32,520)	(2,363,879)
Biotime, Inc. *	(105,150)	(422,703)
BodyTel Scientific, Inc. *	(4,840)	(38)
CareView Communications, Inc. *	(207,465)	(321,571)
Computer Programs & Systems, Inc.	(29,575)	(1,608,880)
Conceptus, Inc. *	(183,910)	(3,097,044)
Curis, Inc. *	(228,155)	(1,067,765)
HealthStream, Inc. *	(79,135)	(1,671,331)
HeartWare International, Inc. *	(30,775)	(2,504,162)
Hi-Tech Pharmacal Co., Inc. *	(60,975)	(1,761,568)
HMS Holdings Corp. *	(80,070)	(2,145,075)
IDEXX Laboratories, Inc. *	(15,145)	(1,284,902)
Immunomedics, Inc. *	(388,750)	(1,290,650)
Incyte Corp. Ltd. *	(85,845)	(1,829,357)
Insulet Corp. *	(86,530)	(1,593,883)
MAKO Surgical Corp. *	(48,230)	(1,095,303)
Mindray Medical International Ltd. - ADR	(80,220)	(2,421,842)
NxStage Medical, Inc. *	(146,200)	(2,220,778)
OraSure Technologies, Inc. *	(211,865)	(2,192,803)
Seattle Genetics, Inc. *	(161,065)	(3,137,546)
Sequenom, Inc. *	(424,760)	(1,626,831)
Spectrum Pharmaceuticals, Inc. *	(202,345)	(2,345,179)
Stericycle, Inc. *	(19,785)	(1,726,439)
SXC Health Solutions Corp *	(13,840)	(1,241,586)

		(49,453,707)

Real Estate Investment Trusts—(1.0%)
Digital Realty Trust, Inc.	(44,605)	(3,156,696)
Simon Property Group, Inc.	(20,370)	(3,004,982)

		(6,161,678)

Technology—(14.5%)
3D Systems Corp. *	(156,460)	(4,756,384)
ANTs Software, Inc. *	(10,334)	(47)
ARM Holdings PLC - Sponsored ADR	(193,425)	(4,543,553)
Aruba Networks, Inc. *	(104,245)	(1,369,779)
Aspen Technology, Inc. *	(197,535)	(4,365,524)
Blackbaud, Inc.	(56,320)	(1,455,872)
BroadSoft, Inc. *	(69,625)	(1,901,459)
Cavium, Inc. *	(65,660)	(1,589,629)
Ciena Corp. *	(266,805)	(3,615,208)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Technology—(continued)
Cirrus Logic, Inc. *	(135,870)	$(3,902,186)
CommVault Systems, Inc. *	(36,110)	(1,692,476)
Consygen, Inc. * ‡ Δ	(200)	0
Cree, Inc. *	(59,280)	(1,486,150)
Cypress Semiconductor Corp. *	(300,880)	(3,968,607)
Ener1, Inc. *	(102,820)	(745)
Entegris, Inc. *	(448,840)	(3,460,556)
ExactTarget, Inc.	(125,505)	(2,486,254)
EZchip Semiconductor Ltd. *	(53,455)	(1,975,697)
Finisar Corp. *	(123,885)	(1,777,750)
Function X, Inc.	(9,792)	(33,782)
Fusion-io, Inc. *	(46,460)	(970,085)
Garmin Ltd	(55,115)	(2,367,740)
Infinera Corp. *	(217,540)	(1,394,431)
InvenSense, Inc.	(50,110)	(498,093)
IPG Photonics Corp. *	(48,310)	(2,067,668)
Jive Software, Inc.	(195,090)	(3,267,757)
Measurement Specialties, Inc. *	(105,310)	(3,440,478)
MoSys, Inc. *	(153,340)	(461,553)
Nanometrics, Inc. *	(123,700)	(1,921,061)
Nestor, Inc. *	(15,200)	(19)
NetSuite, Inc. *	(62,220)	(2,919,362)
Pegasystems, Inc.	(64,685)	(2,004,588)
Power Integrations, Inc.	(59,220)	(2,416,768)
QLIK Technologies, Inc. *	(76,390)	(1,736,345)
Red Hat, Inc. *	(31,220)	(1,604,084)
Riverbed Technology, Inc. *	(37,445)	(614,098)
Salesforce.com, Inc. *	(19,925)	(2,762,004)
Tessco Technologies, Inc.	(87,685)	(1,680,045)
Tiger Telematics, Inc. * Δ	(6,510)	(7)
TigerLogic Corp. *	(96,490)	(207,454)
Tower Semiconductor Ltd.	(514,365)	(396,318)
Ultratech, Inc. *	(91,265)	(2,767,155)
Universal Display Corp. *	(64,665)	(1,820,320)
Viasat, Inc. *	(74,380)	(3,125,448)
VOXX International Corp. *	(465,466)	(4,589,495)
Wipro Ltd. - ADR	(152,595)	(1,312,317)
WorldGate Communications, Inc.*	(582,655)	(816)
Xybernaut Corp. * ‡ Δ	(34,156)	0

		(90,727,167)

Transportation—(0.2%)
Golar LNG Ltd.	(43,140)	(1,511,194)

		(1,511,194)

	Number of Shares	Value
Utilities—(0.4%)
Cadiz, Inc. *	(72,010)	$(544,396)
Clean Energy Fuels Corp. *	(128,775)	(1,752,628)

		(2,297,024)

TOTAL COMMON STOCK (Proceeds $373,251,667)		(344,004,456)

TOTAL SECURITIES SOLD SHORT —(55.0%) (Proceeds $373,251,667)		(344,004,456)

	Number of Contracts
OPTIONS WRITTEN††—(0.6%)
Aflac, Inc.
Put Options
Expires 01/18/14
Strike Price $35	(1,042)	(625,200)
Berkshire Hathaway, Inc.
Put Options
Expires 01/18/14
Strike Price $70	(434)	(260,400)
Groupon, Inc.
Call Options
Expires 01/19/13
Strike Price $20	(552)	(12,420)
InvenSense, Inc.
Call Options
Expires 09/22/12
Strike Price $10	(839)	(155,215)
JPMorgan Chase & CO
Put Options
Expires 01/18/14
Strike Price $30	(1,649)	(923,440)
Morgan Stanley
Put Options
Expires 01/18/14
Strike Price $8	(4,774)	(694,617)
NASDAQ OMX Group, Inc.,(The)
Put Options
Expires 01/18/14
Strike Price $20	(1,736)	(542,500)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Contracts	Value
Options Written—(continued)
SLM Corp.
Put Options
Expires 01/19/13
Strike Price $12.50	(2,604)	$(311,178)

TOTAL OPTIONS WRITTEN (Premiums received $4,259,815)		(3,524,970)

OTHER ASSETS IN EXCESS OF LIABILITIES—65.1%		407,215,443

NET ASSETS—100.0%		$625,711,172

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2012, these securities amounted to $2,189,934 or 0.3% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At May 31, 2012, the market value of securities on loan was $9,759,019.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2012 long positions amounted to $2,189,934 and short positions amounted to ($94), or 0.3% and (0.0%), respectively, of net assets.
Δ	—	Security has been deemed illiquid. Less then 0.001% of the Fund’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
**	The cost and unrealized appreciation and depreciation in the value of the invest

Aggregate cost	$565,074,888

Gross unrealized appreciation	46,681,484
Gross unrealized depreciation	(45,731,217)

Net unrealized appreciation	$950,267

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2012 is as follows (see Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2012	Price	Inputs	Inputs
Common Stock
Basic Industries	$14,246,505	$14,246,505	$—	$—
Capital Goods	37,515,570	37,515,570	—	—
Communications	26,844,952	26,844,952	—	—
Consumer Durables	2,607,844	2,607,844	—	—
Consumer Non-Durables	31,286,089	31,286,089	—	—
Consumer Services	76,995,287	76,995,287	—	—
Energy	26,635,158	26,635,158	—	—
Finance	109,637,994	107,658,392	—	1,979,602
Health Care	107,548,303	107,548,303	—	—
Real Estate Investment Trusts	2,984,245	2,984,245	—	—
Technology	118,836,490	118,836,490	—	—
Preferred Stocks
Finance	947,502	737,170	—	210,332
Securities Lending Collateral	9,939,216	9,939,216	—	—

Total Assets	$566,025,155	$563,835,221	$—	$2,189,934

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	May 31, 2012	Price	Inputs	Inputs
Securities Sold Short
Basic Industries	$(7,876,232)	$(7,876,232)	$—	$—
Capital Goods	(31,760,370)	(31,760,370)	—	—
Communications	(31,924,168)	(31,924,158)	—	(10)
Consumer Durables	(16,713,915)	(16,713,915)	—	—
Consumer Non-Durables	(18,054,939)	(18,054,783)	—	(156)
Consumer Services	(75,440,335)	(75,440,335)	—	—
Energy	(11,121,195)	(11,121,195)	—	—
Finance	(962,532)	(962,532)	—	—
Health Care	(49,453,707)	(49,453,707)	—	—
Real Estate Investment Trusts	(6,161,678)	(6,161,678)	—	—
Technology	(90,727,167)	(90,727,160)	—	(7)
Transportation	(1,511,194)	(1,511,194)	—	—
Utilities	(2,297,024)	(2,297,024)	—	—
Options Written
Equity Contracts	(3,524,970)	—	(3,524,970)	—

Total Liabilities	$(347,529,426)	$(344,004,283)	$(3,524,970)	$(173)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—94.5%
COMMON STOCK—94.5%
Basic Industries—4.5%
AGCO Corp. *	20,000	$804,200
Ashland, Inc. †	10,826	692,106
AuRico Gold, Inc. *	145,370	1,083,748
Barrick Gold Corp. †	15,430	602,696
Cabot Corp.	17,700	669,060
Crown Holdings, Inc. * †	24,072	820,614
Cytec Industries, Inc. †	9,283	561,250
Georgia Gulf Corp. *	13,000	386,880
Globe Specialty Metals, Inc. †	74,227	869,940
Graphic Packaging Holding Co. *†	189,416	937,609
MeadWestvaco Corp.	9,500	261,250
Newmont Mining Corp. † #	12,800	603,648
Osisko Mining Corp. *	118,155	882,001
Rock-Tenn Co., Class A †	14,912	769,310
Spartech Corp. * †	40,279	151,449
St Barbara Ltd. *	256,590	502,388
WR Grace & Co. *	5,600	294,000

		10,892,149

Capital Goods—14.2%
ABB Ltd. - Sponsored ADR *	58,341	922,371
CIRCOR International, Inc. †	15,740	506,671
CNH Global NV * †	32,570	1,245,477
Cubic Corp. †	22,570	979,538
Curtiss-Wright Corp. †	27,578	838,095
Dah Chong Hong Holdings Ltd.	570,000	541,979
Dover Corp. †	12,459	704,681
Emerson Electric Co. †	17,424	814,920
EnPro Industries, Inc. * †	18,894	727,797
Flowserve Corp. †	9,606	987,305
Fluor Corp. †	14,871	697,152
Gibraltar Industries, Inc. *	25,000	255,500
Honeywell International, Inc. †	31,625	1,760,248
Hubbell, Inc., Class B	8,767	691,892
Hyundai Mobis	2,606	611,618
Illinois Tool Works, Inc. †	15,730	883,240
Kennametal, Inc. †	20,380	708,409
Lockheed Martin Corp. †	15,915	1,317,762
Makita Corp.	20,000	680,704
Meggitt PLC	148,250	862,516
Minerals Technologies, Inc. †	15,164	959,426
Northrop Grumman Corp. †	20,215	1,187,631

	Number of Shares	Value
Capital Goods—(continued)
PACCAR, Inc. †	29,890	$1,122,967
Parker Hannifin Corp. †	18,155	1,483,990
Precision Castparts Corp. †	5,310	882,575
Raytheon Co. †	22,845	1,149,560
Rheinmetall AG	19,561	807,130
Siemens AG - Sponsored ADR †	9,090	750,834
Silver Base Group Holdings Ltd	500,000	235,133
Smiths Group PLC	53,754	828,450
Standex International Corp. †	27,558	1,121,335
Stanley Black & Decker, Inc. †	19,190	1,271,338
Textron, Inc.	16,725	395,212
TriMas Corp. * †	19,985	399,900
Tyco International, Ltd. †	28,635	1,522,237
Volvo AB - Sponsored ADR	67,082	753,733
WABCO Holdings, Inc. *	10,500	543,480
WESCO International, Inc. * †	24,260	1,443,227
Xylem, Inc. †	30,274	766,840

		34,362,873

Communications—3.8%
Comcast Corp., Class A †	49,965	1,444,488
Google, Inc., Class A * † #	2,085	1,211,093
Monster Worldwide, Inc. * †	33,395	287,197
RigNet, Inc. * †	52,355	817,262
Shenandoah Telecommunications Co. †	11,905	126,907
Sohu.Com, Inc. * †	23,340	1,037,230
Time Warner Cable, Inc. †	17,700	1,334,580
Vodafone Group PLC - Sponsored ADR †	45,195	1,210,774
Windstream Corp. †	94,270	882,367
Yahoo!, Inc. * †	55,227	841,659

		9,193,557

Consumer Durables—1.8%
Gentex Corp.	13,000	289,900
Hoshizaki Electric Co. Ltd.	20,075	493,421
Johnson Controls, Inc. †	32,564	981,479
Lear Corp. †	25,353	1,010,317
LISI	9,824	611,502
TRW Automotive Holdings Corp. *	9,395	362,365
Unipres Corp.	20,200	558,104

		4,307,088

Consumer Non-Durables—4.8%
Anheuser-Busch InBev NV - Sponsored ADR †	20,210	1,368,217
Carlsberg A/S, Class B	11,280	840,519

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Non-Durables—(continued)
Coca-Cola Enterprises, Inc. †	39,595	$1,083,319
Cott Corp. * †	171,600	1,297,296
Electronic Arts, Inc. * †	144,145	1,963,255
Guess?, Inc. †	41,530	1,106,359
Henkel AG & Co. KGaA	12,115	664,450
Kerry Group PLC, Class A	14,417	622,242
Lorillard, Inc. †	7,005	865,818
Perfect World Co. Ltd. - Sponsored ADR †	85,550	871,755
Unilever NV †	32,980	1,034,253

		11,717,483

Consumer Services—15.3%
ANN, Inc. * †	35,470	953,788
CBS Corp., Class B non-voting shares †	51,670	1,649,306
Cinemark Holdings, Inc. †	44,050	1,015,793
Ctrip.Com International Ltd- ADR*	29,756	547,510
CVS Caremark Corp. †	26,160	1,175,630
eBay, Inc. * †	54,635	2,141,146
eLong, Inc. - Sponsored ADR *	44,138	595,863
Equifax, Inc. †	22,525	1,017,454
Expedia, Inc. †	21,936	1,006,643
Finish Line, Inc., (The), Class A †	43,197	890,722
FTI Consulting, Inc. * †	36,665	1,157,514
Interpublic Group of Cos., Inc., (The)	86,740	901,229
Kohl’s Corp. †	24,935	1,142,522
Liberty Media Corp. - Liberty Capital, Class A * †	15,295	1,296,557
Macy’s, Inc. †	29,750	1,131,988
Manpower, Inc. †	18,178	653,499
McGraw-Hill Cos., Inc., (The) †	37,950	1,646,271
Moody’s Corp. †	29,575	1,082,149
News Corp., Class A †	56,560	1,085,952
Nordstrom, Inc. †	22,980	1,088,563
Odyssey Marine Exploration, Inc.* †	274,785	887,556
Omnicom Group, Inc. †	19,535	931,429
Republic Services, Inc. †	36,105	951,728
Robert Half International, Inc. †	32,213	915,494
Staples, Inc. †	88,760	1,166,306
Target Corp. †	22,040	1,276,336
Time Warner, Inc. †	34,920	1,203,692

	Number of Shares	Value
Consumer Services—(continued)
Towers Watson & Co., Class A †	16,828	$1,014,055
Viacom, Inc., Class B †	18,010	859,617
Walgreen Co. †	30,760	938,795
Walt Disney Co., (The) †	30,640	1,400,554
Williams-Sonoma, Inc.	24,470	854,248
WPP PLC	106,085	1,265,466
Wright Express Corp. * †	21,285	1,193,237

		37,038,612

Energy—8.7%
Canadian Natural Resources Ltd.	14,025	400,835
Devon Energy Corp. †	18,350	1,092,192
EnerSys * †	23,468	773,975
EOG Resources, Inc. †	38,048	3,778,166
EQT Corp. †	40,310	1,869,578
Exxon Mobil Corp. †	16,180	1,272,233
Forum Energy Technologies, Inc.*	9,395	201,805
Noble Energy, Inc. † #	24,715	2,087,429
Occidental Petroleum Corp. †	25,200	1,997,604
Phillips 66 *	43,000	1,291,290
Rosetta Resources, Inc. * †	38,617	1,494,092
Royal Dutch Shell PLC #	53,500	3,326,630
SM Energy Co. †	27,980	1,513,438

		21,099,267

Finance—16.0%
ACE Ltd. †	14,295	1,033,957
American Express Co. †	10,395	580,353
Barclays PLC - Sponsored ADR †	70,444	778,406
Berkshire Hathaway, Inc., Class B * †	15,040	1,193,574
Capital One Financial Corp. †	45,050	2,314,219
Catlin Group Ltd.	134,145	829,038
Citigroup, Inc. †	74,066	1,963,490
Comerica, Inc. †	49,615	1,509,288
Discover Financial Services †	37,583	1,244,373
East West Bancorp, Inc. †	38,720	866,941
Fifth Third Bancorp †	173,240	2,312,754
First Niagara Financial Group, Inc.	94,975	766,448
Goldman Sachs Group, Inc., (The) †	8,345	798,617
Huntington Bancshares, Inc. †	233,595	1,527,711
JPMorgan Chase & Co. †	65,017	2,155,314
M&T Bank Corp.	5,330	433,436
Marsh & McLennan Cos., Inc. †	32,855	1,050,703

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Finance—(continued)
MetLife, Inc. †	19,695	$575,291
Morgan Stanley	33,545	448,161
PNC Financial Services Group, Inc. †	27,380	1,681,680
Raymond James Financial, Inc. †	35,795	1,223,473
SLM Corp. †	101,513	1,418,137
Steel Excel, Inc. * †	27,500	743,875
SunTrust Banks, Inc. †	70,495	1,615,745
Symetra Financial Corp.	73,950	835,635
TD Ameritrade Holding Corp. †	76,155	1,306,820
Torchmark Corp. †	25,750	1,201,495
Travelers Cos., Inc., (The)	16,030	1,001,715
US Bancorp †	55,465	1,725,516
Validus Holdings Ltd. †	36,770	1,153,843
Wells Fargo & Co. †	74,743	2,395,513

		38,685,521

Health Care—9.4%
AmerisourceBergen Corp. †	32,550	1,204,025
Amgen, Inc. †	10,917	758,950
Bayer AG - Sponsored ADR †	7,030	444,169
CareFusion Corp. * †	47,365	1,148,128
Chemed Corp. †	21,150	1,174,883
CIGNA Corp. †	26,370	1,157,907
Covidien PLC †	19,817	1,026,124
DaVita, Inc. * †	13,460	1,093,625
Exactech, Inc. *	29,815	484,792
Hologic, Inc. * †	31,110	521,404
Humana, Inc. †	15,210	1,161,892
ICON PLC, Sponsored ADR *	48,261	1,036,164
Johnson & Johnson †	12,295	767,577
McKesson Corp. †	13,815	1,205,773
Omnicare, Inc. †	38,360	1,209,107
Omnicell, Inc. * †	82,866	1,084,716
PAREXEL International Corp. *	20,682	553,450
Pfizer, Inc. †	41,095	898,748
Quest Diagnostics, Inc. †	13,295	756,486
Roche Holding AG - Sponsored ADR †	15,810	619,278
Sanofi ADR	27,703	942,733
St Jude Medical, Inc.	15,465	594,165
Stryker Corp. †	17,023	875,833
UnitedHealth Group, Inc. †	19,730	1,100,342
WellPoint, Inc.	12,190	821,484

		22,641,755

	Number of Shares	Value
Technology—14.5%
Accenture PLC, Class A	19,177	$1,095,007
Alliance Data Systems Corp. * †	8,010	1,009,260
Amdocs Ltd. * †	42,550	1,223,313
Analog Devices, Inc. †	31,326	1,139,327
Apple, Inc. * †	3,855	2,227,149
Arrow Electronics, Inc. * †	36,797	1,247,786
Avnet, Inc. * †	35,900	1,094,591
BMC Software, Inc. * †	31,045	1,313,824
CA, Inc. †	51,998	1,293,190
CACI International, Inc., Class A * †	19,555	836,954
CGI Group, Inc., Class A * †	52,830	1,226,184
Cisco Systems, Inc. †	71,650	1,170,045
EMC Corp. * †	59,967	1,430,213
Flextronics International Ltd. * †	206,584	1,326,269
Harris Corp. †	48,090	1,913,020
Hewlett-Packard Co. †	25,862	586,550
Ingram Micro, Inc., Class A * †	83,310	1,485,417
International Business Machines Corp.	1,958	377,698
Microsoft Corp. †	66,785	1,949,454
Oracle Corp. †	41,832	1,107,293
Seagate Technology PLC †	63,895	1,497,060
STMicroelectronics NV †	123,498	632,310
Symantec Corp. * †	32,983	489,468
TE Connectivity Ltd. †	35,490	1,115,096
TeleTech Holdings, Inc. *	27,832	414,697
Texas Instruments, Inc.	45,430	1,293,846
United Technologies Corp. †	14,555	1,078,671
Western Digital Corp. * †	30,740	964,929
Western Union Co. (The) †	84,480	1,385,472
Xerox Corp. †	177,853	1,284,099

		35,208,192

Transportation—0.2%
United Parcel Service, Inc., Class B	7,879	590,452

		590,452

Utilities—1.3%
AES Corp., (The) * †	88,909	1,074,910
American Electric Power Co., Inc. †	30,055	1,157,418

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Utilities—(continued)
Exelon Corp.	23,088	$853,794

		3,086,122

TOTAL COMMON STOCK—94.5% (Cost $237,308,564)		228,823,071

TOTAL LONG POSITIONS—94.5% (Cost $237,308,564)		228,823,071

SECURITIES SOLD SHORT—(44.9%)
COMMON STOCK—(44.9%)
Basic Industries—(1.8%)
Air Liquide SA - ADR	(19,617)	(429,033)
Antofagasta PLC	(35,000)	(540,495)
Aptargroup, Inc.	(7,460)	(377,998)
Bemis Co., Inc.	(11,144)	(338,332)
Haynes International, Inc.	(10,375)	(529,125)
Seabridge Gold, Inc. *	(18,839)	(285,788)
Solvay SA	(2,865)	(300,199)
Southern Copper Corp	(22,525)	(640,836)
Tessenderlo Chemie NV	(7,000)	(180,814)
Texas Industries, Inc.	(13,244)	(423,808)
Westlake Chemical Corp.	(4,800)	(261,552)

		(4,307,980)

Capital Goods—(4.4%)
AAON, Inc.	(11,205)	(209,982)
Calix, Inc. *	(88,310)	(709,129)
Commercial Vehicle Group, Inc. *	(70,305)	(613,763)
CSR Corp. Ltd., Class H *	(597,000)	(459,198)
Donaldson Co., Inc.	(12,155)	(434,784)
Eaton Corp.	(12,045)	(513,840)
Federal Signal Corp. *	(102,850)	(512,193)
Graco, Inc.	(10,943)	(527,124)
James Hardie Industries SE - Sponsored ADR	(10,200)	(366,231)
Manitex International, Inc. *	(30,940)	(251,233)
Navistar International Corp. *	(20,085)	(561,175)
Nordson Corp.	(7,430)	(398,322)
PMFG, Inc. *	(34,523)	(263,756)
Sauer-Danfoss, Inc.	(15,545)	(561,641)
Simpson Manufacturing Co., Inc.	(12,932)	(359,380)
SPX Corp.	(10,009)	(718,946)
Tennant Co.	(5,250)	(221,550)
Timken Co.	(15,320)	(730,764)
Trex Co., Inc. *	(14,200)	(413,220)
Vulcan Materials Co.	(12,332)	(427,304)
Wabash National Corp. *	(85,386)	(594,287)

	Number of Shares	Value
Capital Goods—(continued)
Watsco, Inc.	(4,283)	$(315,272)
Zep, Inc.	(30,000)	(420,600)

		(10,583,694)

Communications—(5.9%)
AMC Networks, Inc., Class A *	(20,600)	(794,954)
Cbeyond, Inc. *	(84,035)	(497,487)
Cincinnati Bell, Inc. *	(213,760)	(756,710)
Cogent Communications Group, Inc. *	(19,125)	(339,278)
comScore. Inc, *	(32,020)	(581,163)
Consolidated Communications Holdings, Inc.	(37,145)	(547,889)
Equinix, Inc. *	(7,260)	(1,184,179)
France Telecom SA	(41,545)	(521,926)
Koninklijke KPN NV	(70,630)	(667,672)
Leap Wireless International, Inc. *	(94,555)	(545,582)
Level 3 Communications, Inc. *	(31,070)	(659,616)
LinkedIn Corp., Class A *	(13,525)	(1,299,753)
Lumos Networks Corp.	(47,490)	(486,773)
NII Holdings, Inc. *	(36,665)	(422,381)
Oclaro, Inc. *	(167,070)	(426,029)
Pandora Media, Inc. *	(77,465)	(831,974)
Rackspace Hosting, Inc. *	(14,550)	(719,788)
Shutterfly, Inc. *	(18,280)	(503,980)
Sprint Nextel Corp. *	(198,240)	(509,477)
Telefonica SA - Sponsored ADR	(58,735)	(650,198)
tw telecom, Inc. *	(28,360)	(657,668)
Verizon Communications, Inc.	(13,935)	(580,253)

		(14,184,730)

Consumer Durables—(0.7%)
American Axle & Manaufacturing Holdings, Inc. *	(34,232)	(316,988)
Meritage Homes Corp. *	(10,674)	(320,327)
National Presto Industries, Inc.	(5,120)	(343,347)
Sherwin-Williams Co., (The)	(2,109)	(273,411)
Toll Brothers, Inc. *	(12,580)	(343,182)
Whirlpool Corp.	(2,383)	(147,460)

		(1,744,715)

Consumer Non-Durables—(2.8%)
Clorox Co., (The)	(13,940)	(959,072)
Flowers Foods, Inc.	(43,154)	(950,251)
Glu Mobile, Inc. *	(136,660)	(631,369)
Huabao International Holdings Ltd.	(1,304,000)	(551,065)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Non-Durables—(continued)
National Beverage Corp. *	(57,700)	$(834,342)
Snyders-Lance, Inc.	(33,520)	(864,481)
Tootsie Roll Industries, Inc.	(40,911)	(914,363)
Under Armour, Inc., Class A *	(10,965)	(1,104,504)

		(6,809,447)

Consumer Services—(9.3%)
Acxiom Corp. *	(43,310)	(609,372)
Amazon.com, Inc. *	(2,850)	(606,794)
Arbitron, Inc.	(17,130)	(572,827)
AutoNation, Inc. *	(12,519)	(450,934)
Bankrate, Inc. *	(30,550)	(530,959)
Blue Nile, Inc. *	(33,630)	(1,085,913)
Buffalo Wild Wings, Inc. *	(12,205)	(1,038,767)
Clean Harbors, Inc. *	(1,847)	(114,643)
Fastenal Co.	(20,009)	(884,998)
Francesca’s Holdings Corp. *	(32,410)	(760,339)
Fresh Market, Inc., (The) *	(18,730)	(1,088,588)
Heritage-Crystal Clean, Inc. *	(14,000)	(273,840)
Iron Mountain, Inc.	(30,620)	(868,077)
Jack in the Box, Inc. *	(29,645)	(766,323)
JC Penney Co., Inc.	(33,520)	(879,230)
Monro Muffler Brake, Inc.	(27,140)	(917,061)
Morningstar, Inc.	(10,210)	(571,147)
Nutrisystem, Inc.	(95,590)	(979,798)
Old Dominion Freight Line, Inc. *	(12,545)	(546,460)
Peet’s Coffee & Tea, Inc. *	(17,480)	(1,041,458)
Pool Corp.	(4,145)	(153,241)
R. R. Donnelley & Sons Co.	(64,630)	(695,419)
Regal Entertainment Group, Class A	(62,190)	(855,113)
Ritchie Bros. Auctioneers, Inc.	(47,390)	(939,270)
Rollins, Inc.	(41,040)	(871,690)
Safeway, Inc.	(36,205)	(688,619)
Sinclair Broadcasting Group, Inc., Class A	(85,330)	(694,586)
Sturm Ruger & Co., Inc.	(3,486)	(135,849)
Sysco Corp.	(24,620)	(687,144)
Titan Machinery, Inc. *	(19,150)	(590,778)
Vail Resorts, Inc.	(3,793)	(164,882)
Vitacost.com, Inc. *	(82,059)	(631,034)
Youku.com, Inc. - ADR *	(35,376)	(841,949)

		(22,537,102)

Energy—(4.0%)
Aurora Oil and Gas Ltd. *	(200,000)	(660,309)

	Number of Shares	Value
Energy—(continued)
Bonterra Energy Corp.	(5,800)	$(261,459)
Carrizo Oil & Gas, Inc. *	(34,600)	(765,006)
Chesapeake Energy Corp.	(48,470)	(819,143)
Concho Resources, Inc. *	(9,300)	(815,982)
Continental Resources, Inc. *	(11,639)	(848,017)
Crescent Point Energy Corp.	(14,510)	(558,147)
FMC Technologies, Inc. *	(9,000)	(362,160)
Forest Oil Corp. *	(24,815)	(207,205)
Goodrich Petroleum Corp. *	(46,170)	(681,931)
Petroleum Development Corp. *	(11,005)	(273,364)
Range Resources Corp.	(19,850)	(1,140,184)
Saipem SpA	(10,965)	(425,730)
Technip SA	(6,910)	(629,797)
Valero Energy Corp.	(35,000)	(738,500)
Whiting Petroleum Corp. *	(13,760)	(594,570)

		(9,781,504)

Exchange Traded Funds—(0.6%)
SPDR Gold Shares *	(3,865)	(586,011)
United States Oil Fund LP *	(24,990)	(814,924)

		(1,400,935)

Finance—(4.5%)
Associated Banc-Corp.	(37,920)	(480,067)
City National Corp.	(8,930)	(443,642)
Commonwealth Bank of Australia	(8,070)	(388,332)
CVB Financial Corp.	(42,844)	(466,571)
First Cash Financial Services, Inc. *	(12,990)	(486,605)
FirstMerit Corp.	(17,940)	(285,246)
Gain Capital Holdings, Inc.	(99,000)	(487,080)
Glacier Bancorp, Inc.	(22,560)	(323,736)
Greenhill & Co., Inc.	(7,140)	(248,972)
Hancock Holding Co.	(14,673)	(447,380)
Iberiabank Corp.	(11,682)	(566,460)
MB Financial, Inc.	(21,228)	(431,141)
Royal Bank of Canada	(7,716)	(383,871)
TCF Financial Corp.	(42,970)	(506,616)
Textainer Group Holdings Ltd.	(19,295)	(634,227)
Tompkins Financial Corp.	(13,288)	(486,474)
Toronto-Dominion Bank, (The)	(4,885)	(373,067)
Trustmark Corp.	(22,150)	(540,903)
UMB Financial Corp.	(7,761)	(378,504)
United Bankshares, Inc.	(21,045)	(539,173)
Valley National Bancorp	(57,014)	(637,988)
Westamerica Bancorporation	(15,874)	(709,727)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Finance—(continued)
World Acceptance Corp. *	(8,745)	$(598,508)

		(10,844,290)

Health Care—(3.3%)
ABIOMED, Inc. *	(26,111)	(530,837)
Ariad Pharmaceuticals, Inc. *	(47,244)	(782,833)
athenahealth, Inc. *	(14,600)	(1,061,274)
AVANIR Pharmaceuticals Inc., Class A *	(146,870)	(436,204)
Elekta AB, B Shares *	(10,520)	(504,387)
IDEXX Laboratories, Inc. *	(5,684)	(482,230)
Incyte Corp. Ltd *	(21,054)	(448,661)
Lundbeck (H.) A/S	(15,911)	(329,626)
NxStage Medical, Inc. *	(36,697)	(557,427)
Orion OYJ, Class B	(15,865)	(276,014)
Perrigo Co.	(5,475)	(568,798)
Sinopharm Group Co., Ltd. - Class H *	(260,800)	(590,715)
Spectrum Pharmaceuticals, Inc. *	(32,107)	(372,120)
Stericycle, Inc. *	(12,395)	(1,081,588)

		(8,022,714)

Real Estate Investment Trusts—(0.3%)
Apartment Investment & Management Co. - Class A	(29,475)	(797,888)

Technology—(6.5%)
AOL, Inc. *	(26,325)	(722,095)
Aspen Technology, Inc. *	(39,382)	(870,342)
Aviat Networks, Inc. *	(184,455)	(477,738)
Blackbaud, Inc.	(22,640)	(585,244)
Ciena Corp. *	(38,730)	(524,791)
Cirrus Logic, Inc. *	(34,158)	(981,018)
Dassault Systemes SA	(8,471)	(770,291)
Finisar Corp. *	(33,375)	(478,931)
First Solar, Inc. *	(8,238)	(103,469)
Gamesa Corp. Tecnologica SA	(220,232)	(406,027)
Infinera Corp. *	(67,875)	(435,079)
Itron, Inc. *	(17,348)	(621,579)
Logitech International SA *	(57,391)	(587,110)
National Instruments Corp.	(29,135)	(758,675)
NetSuite, Inc. *	(16,581)	(777,980)
Pegasystems, Inc.	(19,179)	(594,357)
Pfeiffer Vacuum Technology AG	(5,156)	(527,248)
Red Hat, Inc. *	(15,267)	(784,418)
Salesforce.com, Inc. *	(4,788)	(663,712)

	Number of Shares	Value
Technology—(continued)
Shanghai Electric Group Co., Ltd., Class H *	(1,075,117)	$(483,429)
Skyworks Solutions, Inc. *	(26,792)	(719,633)
Syntel, Inc.	(15,158)	(847,332)
Tri-Tech Holding, Inc. *	(50,300)	(231,883)
VMware, Inc., Class A *	(7,072)	(657,767)
Wipro Ltd. - ADR	(63,503)	(546,126)
Zebra Technologies Corp., Class A *	(14,430)	(482,972)

		(15,639,246)

Transportation—(0.3%)
CH Robinson Worldwide, Inc.	(6,849)	(399,023)
Kansas City Southern	(6,740)	(444,705)

		(843,728)

Utilities—(0.5%)
Aqua America, Inc.	(5,798)	(133,934)
Calpine Corp. *	(24,095)	(404,796)
Consolidated Edison, Inc.	(2,319)	(139,975)
Ormat Technologies, Inc.	(29,020)	(589,396)

		(1,268,101)

TOTAL COMMON STOCK (Proceeds $112,871,684)		(108,766,074)

TOTAL SECURITIES SOLD SHORT —(44.9%) (Proceeds $112,871,684)		(108,766,074)

	Number of Contracts
OPTIONS WRITTEN††—0.0%
Google, Inc. Call Options Expires 09/22/12 Strike Price $700	(20)	(12,200)
Google, Inc. Call Options Expires 06/16/12 Strike Price $700	(4)	(20)
Google, Inc. Put Options Expires 9/22/12 Strike Price $550	(20)	(53,800)
Newmont Mining Corp. Call Options Expires 06/16/12 Strike Price $65	(49)	(98)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

Number of Contracts		Value
Options Written—(continued)
Royal Dutch Shell PLC Call Options Expires 01/19/13 Strike Price $65	(100)	$(27,000)

TOTAL OPTIONS WRITTEN (Premiums received $109,460)		(93,118)

OTHER ASSETS IN EXCESS OF LIABILITIES—50.4%		122,036,650

NET ASSETS—100.0%		$242,000,529

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$237,308,571

Gross unrealized appreciation	6,641,655
Gross unrealized depreciation	(15,127,148)

Net unrealized depreciation	$(8,485,493)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in securities *	$228,823,071	$228,823,071	$—	$—

Total Assets	$228,823,071	$228,823,071	$—	$—

	Total Value as of May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in securities sold short *	$(108,766,074)	$(108,766,074)	$—	$—
Options Written
Equity Contracts *	(93,118)	—	(93,118)	—

Total Liabilities	$(108,859,192)	$(108,766,074)	$(93,118)	$—

* See Portfolio of Investments detail for country and security type breakout

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCK—96.2%
Basic Industries—0.3%
Georgia Gulf Corp. *	25,750	$766,320

Capital Goods—5.9%
Actuant Corp., Class A	40,410	1,057,530
AGCO Corp. *	17,575	706,691
Dover Corp.	50,675	2,866,178
Illinois Tool Works, Inc.	45,340	2,545,841
Masco Corp.	113,355	1,436,208
Parker Hannifin Corp.	31,522	2,576,608
Stanley Black & Decker, Inc.	19,865	1,316,056
Tyco International, Ltd.	33,345	1,772,620
Volvo AB - Sponsored ADR	109,455	1,229,836

		15,507,568

Communications—3.1%
Google, Inc., Class A * #	4,850	2,817,171
Monster Worldwide, Inc. * (a)	54,720	470,592
Vodafone Group PLC - Sponsored ADR	185,518	4,970,027

		8,257,790

Consumer Durables—1.8%
Lear Corp.	59,755	2,381,237
Thor Industries, Inc.	35,720	1,098,390
Tower International, Inc. *	32,506	411,526
TRW Automotive Holdings Corp. *	20,565	793,192

		4,684,345

Consumer Non-Durables—3.6%
Brunswick Corp.	32,965	721,934
Electronic Arts, Inc. * #	173,365	2,361,231
Jones Group, Inc., (The)	116,995	1,127,832
Mattel, Inc.	65,355	2,034,501
Matthews International Corp., Class A	18,060	543,967
PepsiCo, Inc.	39,275	2,664,809

		9,454,274

Consumer Services—18.4%
CBS Corp., Class B non-voting shares	114,303	3,648,552
CEC Entertainment, Inc.	13,355	466,891
eBay, Inc. * #	101,100	3,962,109
Equifax, Inc.	61,700	2,786,989
Expedia, Inc. #	45,300	2,078,817
HSN, Inc.	21,160	823,124
IAC/InterActiveCorp	27,585	1,239,118
Kohl’s Corp.	85,326	3,909,637
Manpower, Inc.	73,725	2,650,414

	Number of Shares	Value
Consumer Services—(continued)
Men’s Wearhouse, Inc., (The)	25,100	$903,349
Omnicom Group, Inc.	84,065	4,008,219
Pantry, Inc., (The) *	14,930	192,746
Regis Corp.	111,390	2,039,551
Rent-A-Center, Inc.	67,945	2,287,708
Staples, Inc.	54,340	714,028
Target Corp.	82,225	4,761,650
Towers Watson & Co., Class A	35,500	2,139,230
Viacom, Inc., Class B	55,750	2,660,948
Wal-Mart Stores, Inc.	12,730	837,889
Walt Disney Co., (The)	64,300	2,939,153
Wright Express Corp. *	30,985	1,737,019
Wyndham Worldwide Corp. #	33,295	1,658,091

		48,445,232

Energy—8.4%
Apache Corp.	11,625	946,043
Canadian Natural Resources Ltd.	33,305	951,857
Chevron Corp.	29,780	2,927,672
EOG Resources, Inc.	52,135	5,177,005
EQT Corp.	17,885	829,506
Exxon Mobil Corp.	49,520	3,893,758
Occidental Petroleum Corp. #	49,065	3,889,383
Royal Dutch Shell PLC-ADR	55,865	3,473,686

		22,088,910

Finance—24.3%
ACE Ltd.	37,200	2,690,676
Alleghany Corp. *	6,657	2,190,153
Axis Capital Holdings Ltd.	58,170	1,913,793
BB&T Corp.	112,965	3,413,802
Bond Street Holdings Inc., Class B 144A * ‡	12,734	315,039
Bond Street Holdings, Inc. Class A 144A * ‡	50,936	1,260,157
Capital One Financial Corp.	102,715	5,276,470
Citigroup, Inc. #	141,162	3,742,205
Federated Investors, Inc., Class B (a)	58,830	1,181,895
Fifth Third Bancorp	149,625	1,997,494
First Southern Bancorp, Inc. Class B 144A * ‡	17,550	147,596
Flagstone Reinsurance Holdings S.A.	36,810	272,026
Hanover Insurance Group, Inc., (The)	27,440	1,070,434

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Finance—(continued)
Hercules Technology Growth Capital, Inc.	46,140	$487,238
Huntington Bancshares, Inc.	294,440	1,925,638
J.G. Wentworth, Inc. * ± Δ	—	0
JPMorgan Chase & Co.	227,115	7,528,862
Loews Corp.	96,144	3,739,040
Maiden Holdings Ltd.	31,245	254,334
MetLife, Inc.	95,805	2,798,464
NBH Holdings Corp., Class A 144A * ‡	40,025	722,051
Peoples Choice Financial Corp. 144A * Δ	1,465	0
Raymond James Financial, Inc.	41,145	1,406,336
SLM Corp.	172,540	2,410,384
Solar Cayman Ltd. 144A *	19,375	0
State Street Corp.	80,155	3,303,188
THL Credit, Inc.	23,960	303,813
Torchmark Corp.	30,910	1,442,261
Travelers Cos., Inc., (The)	45,135	2,820,486
Unum Group	61,731	1,231,533
Validus Holdings Ltd.	81,384	2,553,830
Wells Fargo & Co.	133,160	4,267,778
White Mountains Insurance Group Ltd.	2,560	1,318,451

		63,985,427

Health Care—15.8%
AmerisourceBergen Corp.	46,090	1,704,869
Amgen, Inc.	95,265	6,622,823
Cardinal Health, Inc.	40,825	1,689,338
CareFusion Corp. *	50,625	1,227,150
Covidien PLC	65,300	3,381,234
Hologic, Inc. *	18,207	305,149
Humana, Inc.	37,800	2,887,542
Johnson & Johnson	67,780	4,231,505
McKesson Corp.	38,675	3,375,554
Medtronic, Inc.	36,005	1,326,424
Pfizer, Inc.	445,176	9,735,999
Sanofi ADR	36,090	1,228,143
UnitedHealth Group, Inc.	39,995	2,230,521
WellPoint, Inc.	24,355	1,641,283

		41,587,534

Real Estate Investment Trusts—0.7%
Ashford Hospitality Trust, Inc. (a)	48,630	415,787
Colony Financial, Inc.	50,585	849,828

	Number of Shares	Value
Real Estate Investment Trusts—(continued)
Terreno Realty Corp.	40,715	$578,967
TMST, Inc. * Δ	191,097	0

		1,844,582

Technology—13.9%
Amdocs Ltd. *	59,635	1,714,506
Arrow Electronics, Inc. *	34,549	1,171,557
Avnet, Inc. *	52,335	1,595,694
BancTec, Inc. 144A * ‡ (a)	15,732	61,355
CA, Inc.	119,550	2,973,208
Cisco Systems, Inc.	273,080	4,459,396
Flextronics International Ltd. *	512,316	3,289,069
Ingram Micro, Inc., Class A *	74,910	1,335,645
International Business Machines Corp.	13,635	2,630,191
Lexmark International, Inc., Class A	38,045	951,505
Microsemi Corp. *	37,885	669,049
Microsoft Corp.	174,435	5,091,758
Seagate Technology PLC #	81,015	1,898,181
TE Connectivity Ltd.	126,640	3,979,029
Texas Instruments, Inc.	41,765	1,189,467
Vishay Intertechnology, Inc. *	131,600	1,397,592
Western Union Co. (The)	141,815	2,325,766

		36,732,968

TOTAL COMMON STOCK (Cost $247,007,471)		253,354,950

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc. 144A 5.000% ‡	30	57,363

TOTAL PREFERRED STOCK (Cost $30,000)		57,363

	Par (000)
CORPORATE BONDS—0.0%
MBIA Insurance Corp.144A † ##
14.00% 01/15/33	$151	77,010

TOTAL CORPORATE BONDS (Cost $149,015)		77,010

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value
SECURITIES LENDING COLLATERAL—0.7%
BlackRock Liquidity Fund	1,862,117	$1,862,117

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,862,117)		1,862,117

TOTAL INVESTMENTS—96.9% (Cost $249,048,603)**		255,351,440

	Number of Contracts
OPTIONS WRITTEN††—(0.3%)
Citigroup, Inc. Call Options Expires 01/19/13 Strike Price $40	(849)	(29,715)
ebay, Inc. Call Options Expires 10/20/12 Strike Price $45	(486)	(68,040)
Electronic Arts, Inc. Call Options Expires 01/19/13 Strike Price $25	(501)	(3,507)
Electronic Arts, Inc. Call Options Expires 01/19/13 Strike Price $30	(501)	(2,505)
Expedia, Inc. Call Options Expires 10/20/12 Strike Price $39	(453)	(414,495)
Google, Inc. Call Options Expires 01/19/13 Strike Price $600	(14)	(71,260)
Google, Inc. Call Options Expires 01/19/13 Strike Price $600	(33)	(167,970)
Occidental Petroleum Corp. Call Options Expires 08/18/12 Strike Price $115	(241)	(1,446)
Seagate Technology PLC Call Options Expires 09/22/12 Strike Price $36	(623)	(11,214)

Wyndham Worldwide Corp. Call Options Expires 08/18/12 Strike Price $49	(252)	(93,240)

TOTAL OPTIONS WRITTEN (Premiums received $852,525)		(863,392)

OTHER ASSETS IN EXCESS OF LIABILITIES—3.4%		8,832,116

NET ASSETS—100.0%		$263,320,164

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2012, these securities amounted to $2,640,571 or 1.00% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2012, these securities amounted to $2,563,561 or 0.97% of net assets.
±	—	Total shares owned by the Fund as of May 31, 2012 were less than one share.
†	—	Adjustable rate security.
#	—	Security segregated as collateral for options written.
##	—	Callable security.
(a)	—	All or a portion of the security is on loan. At May 31, 2012, the market value of securities on loan was $1,806,442.
Δ	—	Security has been deemed illiquid. Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$249,048,603

Gross unrealized appreciation	21,183,914
Gross unrealized depreciation	(14,881,077)

Net unrealized appreciation	$6,302,837

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$766,320	$766,320	$—	$—
Capital Goods	15,507,568	15,507,568	—	—
Communications	8,257,790	8,257,790	—	—
Consumer Durables	4,684,345	4,684,345	—	—
Consumer Non-Durables	9,454,274	9,454,274	—	—
Consumer Services	48,445,232	48,445,232	—	—
Energy	22,088,910	22,088,910	—	—
Finance	63,985,427	61,540,584	—	2,444,843
Health Care	41,587,534	41,587,534	—	—
Real Estate Investment Trusts	1,844,582	1,844,582	—	—
Technology	36,732,968	36,671,613	—	61,355
Preferred Stocks	57,363	—	—	57,363
Corporate Bonds	77,010	—	77,010	—
Securities Lending Collateral	1,862,117	1,862,117	—	—

Total Assets	$255,351,440	$252,710,869	$77,010	$2,563,561

	Total Value as of May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(863,392)	$—	$(863,392)	$—

Total Liabilities	$(863,392)	$—	$(863,392)	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—99.6%

Basic Industries—4.4%
GrafTech International Ltd. *	16,600	$177,122
GSE Holding, Inc. *(a)	32,600	355,340
Heckmann Corp. *(a)	78,800	266,344
OM Group, Inc. *	3,700	67,377
Schweitzer-Mauduit International, Inc.	10,200	682,380

		1,548,563

Capital Goods—10.6%
Columbus McKinnon Corp. *	20,700	319,608
Flow International Corp. *	54,500	160,775
Global Power Equipment Group, Inc.	19,500	359,385
Globe Specialty Metals, Inc.	12,200	142,984
Horsehead Holding Corp. *	17,800	157,708
ICF International, Inc. *	18,100	407,250
LiqTech International, Inc. *	59,220	143,312
Matrix Service Co. *	14,900	154,811
Orion Marine Group, Inc. *	53,100	354,708
RTI International Metals, Inc. *	10,200	214,098
Trinity Industries, Inc.	3,300	81,510
Tutor Perini Corp. *	51,000	573,240
Wabash National Corp. *	98,000	682,080

		3,751,469

Communications—2.9%
Digital River, Inc. *	8,400	122,640
Neutral Tandem, Inc. *	35,500	481,735
Saba Software, Inc. *	50,200	419,170

		1,023,545

Consumer Durables—2.9%
Libbey, Inc. *	65,100	941,997
Winnebago Industries, Inc. *	9,900	88,704

		1,030,701

Consumer Non-Durables—3.0%
Chiquita Brands International, Inc. *	89,900	487,258
Dole Food Co., Inc. *	26,000	230,880
Jones Group, Inc., (The)	36,700	353,788

		1,071,926

	Number of Shares	Value
Consumer Services—13.4%
ABM Industries, Inc.	12,900	$276,963
ACCO Brands Corp. *	11,400	103,968
Brink’s Co., (The)	30,100	685,377
Carmike Cinemas, Inc. *	11,500	162,610
Casual Male Retail Group, Inc. *	87,580	267,119
Cross Country Healthcare, Inc. *	10,300	46,762
FTI Consulting, Inc. *	14,400	454,608
Geo Group, Inc. (The) *	31,700	689,792
Ignite Restaurant Group, Inc. *	900	16,092
MDC Partners, Inc., Class A (a)	84,900	824,379
Navigant Consulting, Inc. *	26,900	321,993
Nutrisystem, Inc. (a)	8,300	85,075
Penske Automotive Group, Inc.	4,700	115,526
Providence Service Corp. *	19,800	263,340
TMS International Corp.,Class A *	38,700	429,570

		4,743,174

Energy—3.2%
Approach Resources, Inc. *	9,100	255,073
Energy Partners Ltd. *	29,000	457,910
GeoMet, Inc. *	6,170	1,913
Newpark Resources, Inc. *	74,300	430,197

		1,145,093

Finance—25.3%
A.B. Watley Group, Inc. *Δ	93,855	366
Alterra Capital Holdings Ltd.	18,500	410,885
American Capital Mortgage Investment Corp.	4,200	99,918
American Equity Investment Life Holding Co. (a)	29,800	315,284
Boston Private Financial Holdings, Inc.	50,500	455,510
Central Pacific Financial Corp. *	17,000	218,110
CNO Financial Group, Inc. *	107,000	734,020
FBR & Co. *	133,200	354,312
First Midwest Bancorp, Inc.	22,400	226,016
Franklin Financial Corp. *	500	7,665
Global Indemnity PLC *	17,730	370,202
Great American Group, Inc. *	60,590	11,512
Home Bancshares, Inc.	14,000	393,820
Home Loan Servicing Solutions Ltd (a)	13,500	180,630

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
HomeStreet, Inc. *(a)	11,200	$369,600
Maiden Holdings Ltd.	70,900	577,126
Meadowbrook Insurance Group, Inc.	62,100	552,069
Nelnet, Inc., Class A	15,700	366,438
Ocwen Financial Corp. *	42,700	684,481
OmniAmerican Bancorp, Inc. *	11,300	223,514
PrivateBancorp, Inc.	15,800	232,734
SCBT Financial Corp.	5,200	176,228
THL Credit, Inc.	18,400	233,312
United Financial Bancorp, Inc.	9,480	130,634
Validus Holdings Ltd. *	11,300	354,594
ViewPoint Financial Group	27,910	425,628
Western Alliance Bancorp *	57,200	498,784
WSFS Financial Corp.	9,000	334,620

		8,938,012

Health Care—6.6%
Accuray, Inc. *	12,300	77,121
Alere, Inc. *	29,400	540,078
eResearch Technology, Inc. *	38,700	305,730
Invacare Corp.	6,100	90,829
Kindred Healthcare, Inc. *	53,400	441,618
Medical Action Industries, Inc. *	51,688	222,775
Symmetry Medical, Inc. *	48,700	376,938
Teleflex, Inc.	2,900	172,260
Trinity Biotech PLC - Sponsored ADR	8,600	98,900

		2,326,249

Real Estate Investment Trusts—9.9%
American Campus Communities, Inc.	3,100	136,090
Campus Crest Communities, Inc.	54,400	586,432
Chatham Lodging Trust	8,700	112,926
CYS Investments, Inc.	18,600	254,448
Government Properties Income Trust	11,200	239,568
Highwoods Properties, Inc.	10,110	326,149
Kennedy-Wilson Holdings, Inc.	48,300	629,832
Lexington Realty Trust (a)	43,290	359,740
Mack-Cali Realty Corp.	12,900	351,396
Starwood Property Trust, Inc.	10,700	214,428

	Number of Shares	Value
Real Estate Investment Trusts—(continued)
Two Harbors Investment Corp.	26,900	$278,146

		3,489,155

Technology—6.3%
Aeroflex Holding Corp. *(a)	13,100	84,757
CIBER, Inc. *	161,200	577,096
Computer Task Group, Inc. *	21,600	262,872
Digi International, Inc. *	57,200	517,088
Diodes, Inc. *	12,000	234,840
Exar Corp. *	28,700	225,295
Plantronics, Inc.	6,700	201,603
Spectrum Brands Holdings, Inc. *	2,900	100,108

		2,203,659

Transportation—5.0%
Air Transport Services Group, Inc. *	53,700	272,259
Alaska Air Group, Inc. *	5,600	192,080
Rand Logistics, Inc. *	12,500	93,750
Scorpio Tankers, Inc. *	89,800	501,982
Spirit Airlines, Inc. *	21,700	447,237
Swift Transportation Co. *	15,900	168,699
USA Truck, Inc. *	12,000	69,600

		1,745,607

Utilities—6.1%
Aegean Marine Petroleum Network, Inc.	40,300	195,455
Cadiz, Inc. *(a)	25,800	195,048
Empire District Electric Co. (The) (a)	15,600	312,780
NorthWestern Corp.	8,500	301,835
Piedmont Natural Gas Co., Inc.	10,000	303,200
Portland General Electric Co.	11,600	291,740
StealthGas, Inc. *(a)	28,326	157,493
UIL Holdings Corp.	11,200	378,672

		2,136,223

TOTAL COMMON STOCK (Cost $33,884,964)		35,153,376

PREFERRED STOCK—0.1%

Energy—0.1%
GeoMet, Inc., Series A	7,307	32,991

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

TOTAL PREFERRED STOCK (Cost $60,406)		$32,991

SECURITIES LENDING COLLATERAL—5.2%
BlackRock Liquidity Fund	1,840,743	1,840,743

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,840,743)		1,840,743

TOTAL INVESTMENTS—104.9% (Cost $35,786,113)**		37,027,110

LIABILITIES IN EXCESS OF OTHER ASSETS—(4.9)%		(1,745,851)

NET ASSETS—100.0%		$35,281,259

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income Producing
(a)	— All or a portion of the security is on loan. At May 31, 2012 the market value of securities on loan was $1,777,874.
Δ	— Security has been deemed illiquid. Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$35,786,113

Gross unrealized appreciation	3,751,319
Gross unrealized depreciation	(2,510,322)

Net unrealized appreciation	$1,240,997

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$35,153,376	$35,153,376	$—	$—
Preferred Stock	32,991	32,991
Securities Lending Collateral	1,840,743	1,840,743	—	—

Total Assets	$37,027,110	$37,027,110	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK
Consumer Discretionary	15.4%	$1,585,820
Finance	14.3	1,476,280
Information Technology	13.1	1,356,835
Health Care	13.1	1,351,619
Industrial	12.4	1,277,403
Consumer Staples	10.2	1,057,589
Energy	10.0	1,027,515
Materials	6.6	685,104
Telecommunication Services	1.4	146,561
OTHER ASSETS IN EXCESS OF LIABILITIES	3.5	357,992

NET ASSETS	100.0%	$10,322,718

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—96.5%

Australia—1.4%
Australia & New Zealand Banking Group Ltd.	4,080	$83,063
St Barbara Ltd. *	29,720	58,190

		141,253

Bermuda—2.1%
Axis Capital Holdings Ltd.	2,305	75,834
Catlin Group Ltd.	10,760	66,499
Validus Holdings Ltd.	2,450	76,881

		219,214

Canada—0.5%
Barrick Gold Corp.	1,245	48,927

France—2.9%
Atos	1,220	66,715
Havas SA	12,475	61,563
LISI	750	46,684
Sanofi	1,125	76,509
Teleperformance SA	2,045	48,879

		300,350

Germany—4.7%
Bayer AG, Registered Shares	1,270	80,308
Brenntag AG	550	61,962
Fresenius SE & Co. KGaA	970	91,635
Henkel AG & Co. KGaA	2,810	154,115
Rheinmetall AG	1,100	45,388
SAP AG	850	48,768

		482,176

Hong Kong—2.5%
Cheung Kong Holdings Ltd.	5,000	57,656
Dah Chong Hong Holdings Ltd.	48,000	45,640
Hutchison Whampoa Ltd.	8,000	65,812
Stella International Holdings Ltd.	33,500	85,201

		254,309

Ireland—3.8%
Beazley PLC	28,270	58,819
Covidien PLC	3,035	157,152
ICON PLC *	2,695	57,547
Kerry Group PLC, Class A	2,850	123,007

		396,525

	Number of Shares	Value
Japan—5.3%
Autobacs Seven Co. Ltd.	1,500	$77,718
FCC Co. Ltd.	2,800	49,347
Hoshizaki Electric Co. Ltd.	3,600	88,484
Inpex Corp.	10	57,810
ITOCHU Corp.	7,000	76,736
Softbank Corp.	2,930	91,609
Sumitomo Mitsui Trust Holdings, Inc.	15,000	37,902
Unipres Corp.	2,300	63,546

		543,152

Netherlands—1.8%
Koninklijke Ahold NV	8,925	104,851
Unilever NV-CVA	2,450	77,084

		181,935

Singapore—0.4%
Oversea-Chinese Banking Corp. Ltd.	7,000	45,414

Switzerland—3.8%
Credit Suisse Group AG, Registered Shares *	2,080	39,422
Roche Holding AG, Participation Certificate	880	137,343
Swatch Group AG (The), Bearer Shares	235	90,361
Tyco International, Ltd.	1,500	79,740
Zurich Financial Services AG *	240	49,070

		395,936

Taiwan—0.4%
Delta Electronics, Inc.	17,000	47,387

United Kingdom—12.2%
BHP Billiton PLC	3,385	88,401
Daily Mail & General Trust PLC	8,120	47,605
Filtrona PLC	14,810	102,484
Howden Joinery Group PLC	35,580	64,322
HSBC Holdings PLC	11,729	92,100
Imperial Tobacco Group PLC	4,955	178,849
Kingfisher PLC	14,400	62,585
Meggitt PLC	15,750	91,633
Rexam PLC	16,260	101,041
Royal Dutch Shell PLC, Class A	7,220	223,772

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United Kingdom—(continued)
Serco Group PLC	9,195	$74,399
Standard Chartered PLC	3,880	78,276
Vodafone Group PLC	20,610	54,952

		1,260,419

United States—54.7%
AmerisourceBergen Corp.	2,705	100,058
Amgen, Inc.	1,170	81,338
Apple, Inc. *	775	447,741
Bank of America Corp.	10,450	76,807
CACI International, Inc., Class A *	1,135	48,578
Capital One Financial Corp.	3,125	160,531
CareFusion Corp. *	3,025	73,326
CBS Corp., Class B non-voting shares	4,810	153,535
Chevron Corp.	815	80,123
Cisco Systems, Inc.	8,135	132,844
Crown Holdings, Inc. *	2,205	75,168
CVS Caremark Corp.	3,575	160,660
DIRECTV, Class A *	3,110	138,239
Dover Corp.	1,670	94,455
EOG Resources, Inc.	2,015	200,089
EQT Corp.	1,775	82,325
Exxon Mobil Corp.	2,965	233,138
Fifth Third Bancorp	11,505	153,592
Fluor Corp.	2,460	115,325
Gannett Co., Inc.	7,445	97,232
Graphic Packaging Holding Co. *	18,115	89,669
Home Depot, Inc. (The)	1,385	68,336
Honeywell International, Inc.	2,335	129,966
Illinois Tool Works, Inc.	2,350	131,953
Johnson & Johnson	1,555	97,079
Lear Corp.	1,220	48,617
Macy’s, Inc.	4,465	169,893
McKesson Corp.	2,420	211,218
Microsoft Corp.	9,650	281,684
Newmont Mining Corp.	1,575	74,277
Nordstrom, Inc.	1,480	70,108
Occidental Petroleum Corp.	930	73,721
Oracle Corp.	4,940	130,762
Pfizer, Inc.	4,470	97,759
Philip Morris International, Inc.	3,065	259,023
Rock-Tenn Co., Class A	910	46,947

	Number of Shares	Value
United States—(continued)
SM Energy Co.	1,415	$76,537
SunTrust Banks, Inc.	6,715	153,908
Target Corp.	3,315	191,972
United Technologies Corp.	1,700	125,987
UnitedHealth Group, Inc.	1,620	90,347
Wells Fargo & Co.	5,320	170,506
Western Union Co. (The)	9,290	152,356

		5,647,729

TOTAL COMMON STOCK (Cost $9,955,515)		9,964,726

TOTAL INVESTMENTS—96.5% (Cost $9,955,515)**		9,964,726

OTHER ASSETS IN EXCESS OF LIABILITIES—3.5%		357,992

NET ASSETS—100.0%		$10,322,718

PLC	— Public Limited Company
*	— Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$9,955,515

Gross unrealized appreciation	474,337
Gross unrealized depreciation	(465,126)

Net unrealized appreciation	$9,211

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$9,964,726	$9,964,726	$—	$—

Total Assets	$9,964,726	$9,964,726	$—	$—

* See Portfolio of Investments detail for country and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK
Consumer Staples	13.7%	$1,356,013
Financials	13.6	1,340,854
Industrials	13.1	1,292,389
Consumer Discretionary	11.8	1,165,479
Health Care	10.3	1,014,376
Materials	9.6	947,648
Energy	9.3	915,309
Information Technology	5.8	571,494
Telecommunication Services	5.1	509,631
Utilities	1.2	120,565
OTHER ASSETS IN EXCESS OF LIABILITIES	6.5	640,897

NET ASSETS	100.0%	$9,874,655

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—93.5%

Australia—2.5%
Australia & New Zealand Banking Group Ltd.	5,790	$117,877
Coca-Cola Amatil Ltd.	4,195	52,510
St Barbara Ltd. *	37,505	73,433

		243,820

Bermuda—1.4%
Catlin Group Ltd.	21,435	132,472

Canada—2.7%
Barrick Gold Corp.	1,455	57,180
Canadian Natural Resources Ltd.	3,355	95,886
CGI Group, Inc., Class A *	4,760	110,376

		263,442

France—7.2%
Atos	3,040	166,241
Havas SA	14,845	73,258
LISI	775	48,240
Sanofi	2,505	170,360
Teleperformance SA	4,095	97,877
Total SA	3,655	157,118

		713,094

Germany—8.6%
Bayer AG, Registered Shares	2,150	135,955
Brenntag AG	1,115	125,614
Fresenius SE & Co. KGaA	1,720	162,487
Henkel AG & Co. KGaA	5,050	276,969
Rheinmetall AG	1,285	53,022
SAP AG	1,635	93,806

		847,853

Hong Kong—3.8%
Cheung Kong Holdings Ltd.	7,000	80,718
Dah Chong Hong Holdings Ltd.	65,000	61,805
Hutchison Whampoa Ltd.	10,000	82,264
Power Assets Holdings Ltd.	6,500	45,432
Stella International Holdings Ltd.	42,000	106,819

		377,038

Ireland—6.3%
Beazley PLC	64,145	133,460

	Number of Shares	Value
Ireland—(continued)
ICON PLC *	3,660	$78,153
Kerry Group PLC, Class A	5,620	242,561
WPP PLC	14,420	172,013

		626,187

Japan—14.6%
Autobacs Seven Co. Ltd.	2,500	129,530
Brother Industries Ltd.	3,900	42,753
FCC Co. Ltd.	4,200	74,020
FP Corp.	800	48,137
Hoshizaki Electric Co. Ltd.	4,700	115,521
Inpex Corp.	17	98,277
ITOCHU Corp.	12,000	131,547
Kaken Pharmaceutical Co. Ltd.	4,000	52,067
Kamigumi Co. Ltd.	8,000	62,175
Makita Corp.	1,500	51,053
Nissan Chemical Industries Ltd.	9,100	76,995
NTT DoCoMo, Inc.	57	90,999
Omron Corp.	2,600	51,529
Shinsei Bank Ltd.	47,000	49,783
Softbank Corp.	3,910	122,250
Sugi Holdings Co. Ltd.	3,300	105,199
Sumitomo Mitsui Trust Holdings, Inc.	16,000	40,429
Unipres Corp.	3,700	102,227

		1,444,491

Netherlands—3.5%
Imtech NV	1,880	48,538
Koninklijke Ahold NV	15,105	177,454
Unilever NV-CVA	3,930	123,649

		349,641

Singapore—2.6%
M1 Ltd.	38,000	72,249
Oversea-Chinese Banking Corp. Ltd.	9,000	58,389
Singapore Telecommunications Ltd.	28,000	67,360
United Overseas Bank Ltd.	4,000	54,912

		252,910

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
South Korea—0.4%
SK Telecom Co. Ltd.	390	$39,818

Spain—0.5%
Abertis Infraestructuras SA	3,945	50,219

Switzerland—7.7%
Credit Suisse Group AG,
Registered Shares *	4,420	83,772
Novartis AG, Registered Shares	1,480	76,868
Roche Holding AG, Participation Certificate	1,280	199,771
Swatch Group AG (The), Bearer Shares	410	157,652
Swiss Re AG *	1,675	96,567
Tecan Group AG *	870	56,606
Zurich Financial Services AG *	430	87,917

		759,153

Taiwan—0.6%
Delta Electronics, Inc.	22,000	61,324

United Kingdom—31.1%
AstraZeneca PLC	2,035	82,109
Barclays PLC	14,530	39,480
BG Group PLC	3,825	73,246
BHP Billiton PLC	6,820	178,107
BP PLC	22,560	137,304
Daily Mail & General Trust PLC	11,780	69,062
Filtrona PLC	28,885	199,882
Howden Joinery Group PLC	45,305	81,903
HSBC Holdings PLC	28,303	222,245
Imperial Tobacco Group PLC	8,005	288,937
Intercontinental Hotels Group PLC	2,445	57,503
Kingfisher PLC	18,335	79,687
Mears Group PLC	23,540	93,511
Meggitt PLC	37,302	217,022
National Grid PLC	7,500	75,133
Rexam PLC	29,055	180,550
Rio Tinto PLC	1,860	79,692
Royal Dutch Shell PLC, Class A	11,405	353,478
Sage Group PLC (The)	11,501	45,465
Serco Group PLC	14,310	115,786
Standard Chartered PLC	7,080	142,833
TESCO PLC	19,030	88,734

	Number of Shares	Value
United Kingdom—(continued)
Victrex PLC	2,500	$53,672
Vodafone Group PLC	43,865	116,955

		3,072,296

TOTAL COMMON STOCK (Cost $9,553,214)		9,233,758

TOTAL INVESTMENTS—93.5% (Cost $9,553,214)**		9,233,758

OTHER ASSETS IN EXCESS OF LIABILITIES—6.5%		640,897

NET ASSETS—100.0%		$9,874,655

PLC	— Public Limited Company
*	— Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$9,553,214

Gross unrealized appreciation	293,971
Gross unrealized depreciation	(613,427)

Net unrealized depreciation	$(319,456)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$9,233,758	$9,233,758	$—	$—

Total Assets	$9,233,758	$9,233,758	$—	$—

* See Portfolio of Investments detail for country and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS

May 31, 2012 (unaudited)

Portfolio Valuation — Each Robeco Investment Fund, Robeco Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Robeco Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Robeco Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Robeco Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Robeco WPG Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), Robeco Boston Partners Global Equity Fund (“BP Global Equity Fund”) and Robeco Boston Partners International Equity Fund (“BP International Equity Fund”), (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level  1  - quoted prices in active markets for identical securities;

• Level  2  - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level  3  - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of May 31, 2012 is included in each Fund’s Portfolio of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market.Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value,the fair value of the Funds’ investments may fluctuate from period to period.Additionally,the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

As of May 31, 2012, management has evaluated the activity in Levels 1, 2 and 3 and has concluded that there were no significant changes to report.

ROBECO INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

May 31, 2012 (unaudited)

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation.The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases.The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-thecounter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes.When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

The BP Long/Short Equity Fund, BP Long/Short Research Fund and the BP All-Cap Value Fund had transactions in options written during the period ended May 31, 2012 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund

	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Options outstanding at August 31, 2011	9,636	$2,307,033	37	$20,979	6,021	$520,322
Options written	28,070	8,981,123	270	139,544	5,135	949,269
Options closed	(21,871)	(5,108,062)	(74)	(30,783)	(3,750)	(259,539)
Options expired	—	—	(40)	(20,280)	(3,089)	(265,249)
Options exercised	(2,205)	(1,920,279)	—	—	(364)	(92,278)

Options outstanding at May 31, 2012	13,630	$4,259,815	193	$109,460	3,953	$852,525

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs.There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

ROBECO INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (concluded)

May 31, 2012 (unaudited)

At May 31, 2012, the below Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares /Par	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
J.G. Wentworth, Inc., 144A	08/02/07-03/26/08	$181,980	—	$—	0.0
Peoples Choice Financial Corp., 144A	12/21/04-01/23/06	14,293	1,465	—	0.0
Solar Cayman Ltd., 144A	03/24/10	—	19,375	—	0.0

		$196,273	20,840	$—	0.0%

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

S1 FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 51.5%
CONSUMER DISCRETIONARY—17.1%
AMC Networks, Inc., Class A*^	10,798	$416,695
America’s Car-Mart, Inc.*^	8,649	373,204
Ascent Capital Group, Inc., Class A*	5,000	261,900
Belo Corp., Class A	44,000	254,320
Canadian Satellite Radio Holdings, Inc., Class A (Canada)*	112,000	412,064
Charter Communications, Inc., Class A*^	9,520	596,904
Cie Financiere Richemont SA, Class A (Switzerland)	1,640	93,451
CROCS, Inc.*^	29,940	506,285
Desarrolladora Homex SAB de CV - ADR*	1,500	19,455
DIRECTV, Class A*^	9,800	435,610
Einstein Noah Restaurant Group, Inc.	25,580	438,441
Foot Locker, Inc.^	10,185	323,272
Heelys, Inc.*^	33,718	71,145
HSN, Inc.	9,800	381,220
Hyatt Hotels Corp., Class A*^	8,235	304,613
Interval Leisure Group, Inc.	.7,000	116,550
Kohl’s Corp.	6,260	286,833
Lear Corp.^	9,750	388,537
Li & Fung Ltd. (Hong Kong)	56,800	104,210
Liberty Interactive Corp., Class A*^	24,087	403,698
Liberty Media Corp. - Liberty Capital, Class A*^	9,028	765,304
MDC Holdings, Inc.	12,800	367,616
Melco Crown Entertainment Ltd. - ADR*^	28,515	335,051
MGM Resorts International*	17,827	193,066
Panasonic Corp. - Sponsored ADR	8,860	58,033
PulteGroup, Inc.*	56,859	532,200
Scientific Games Corp., Class A*	21,000	179,340
Sirius XM Radio, Inc.*^	175,700	332,073

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Super Group Ltd. (South Africa)*	12,400	$21,528
True Religion Apparel, Inc.^	23,560	691,015
Universal Entertainment Corp. (Japan)	31,800	651,746
Urban Outfitters, Inc.*^	8,900	248,933
Vail Resorts, Inc.	4,500	195,615

		10,759,927

CONSUMER STAPLES—3.0%
Loblaw Cos. Ltd. (Canada)	4,500	137,852
Nestle SA - Sponsored ADR	1,425	81,011
Pilgrim’s Pride Corp.*	49,700	408,037
Reckitt Benckiser Group PLC (United Kingdom)	1,270	67,410
Safeway, Inc.	4,750	90,345
Susser Holdings Corp.*	10,000	292,500
Sysco Corp.	1,400	39,074
Tesco PLC (United Kingdom)	15,106	70,437
Tyson Foods, Inc., Class A	5,610	108,666
Viterra, Inc. (Canada)	7,840	121,450
Walgreen Co.^	11,820	360,746
Wal-Mart Stores, Inc.	1,695	111,565

		1,889,093

ENERGY—1.6%
Baker Hughes, Inc.	500	20,865
Cloud Peak Energy, Inc.*	5,620	86,998
Exxon Mobil Corp.	1,435	112,834
Murphy Oil Corp.	1,670	77,855
QEP Resources, Inc.^	10,260	270,043
Sasol Ltd. - Sponsored ADR	2,320	98,554
Statoil ASA - Sponsored ADR	4,015	91,141
Transocean Ltd.*†	1,705	69,615
WPX Energy, Inc.*	13,300	195,111

		1,023,016

FINANCIALS—7.8%
Altisource Portfolio Solutions SA†	3,626	209,800
Brookfield Office Properties, Inc.^	11,841	198,218

The accompanying notes are an integral part of the Portfolio of Investments.

1

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
China Life Insurance Co. Ltd. - ADR	2,705	$95,270
CME Group, Inc.^	894	230,268
Fairfax Financial Holdings Ltd. (Canada)	240	94,573
First California Financial Group, Inc.*	32,000	216,960
Forest City Enterprises, Inc., Class A*^	24,237	324,533
Fox Chase Bancorp, Inc.^	39,906	511,595
Hampden Bancorp, Inc.	22,750	298,025
Heritage Commerce Corp.*^	60,000	369,600
HFF, Inc., Class A*^	5,710	74,687
HOME LOAN SERVICING SOLUTIONS Ltd.	7,000	93,660
HomeStreet, Inc.*^	11,050	364,650
MetroCorp Bancshares, Inc.*	36,000	342,000
OmniAmerican Bancorp, Inc.*^	37,639	744,499
Public Storage	1,350	180,184
Safestore Holdings PLC (United Kingdom)	29,807	52,140
ViewPoint Financial Group^	34,186	521,336

		4,921,998

HEALTH CARE—1.9%
Brookdale Senior Living, Inc.*^	7,650	126,148
HCA Holdings, Inc.^	16,270	422,857
Invacare Corp.	15,366	228,800
Johnson & Johnson	5,420	338,371
Merck & Co., Inc.	2,680	100,714

		1,216,890

INDUSTRIALS—1.7%
G4S PLC (United Kingdom)	11,484	48,885
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,711	122,542
Pitney Bowes, Inc.	4,425	60,357
Shaw Group, Inc., (The)*	3,170	80,518
Tyco International Ltd.	6,300	334,908
United Continental Holdings, Inc.*^	15,749	396,402

		1,043,612

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—6.6%
Apple, Inc.*	629	$363,392
EchoStar Corp., Class A*^	5,000	139,850
Global Cash Access Holdings, Inc.*^	101,860	718,113
Google, Inc., Class A*^	1,000	580,860
Hewlett-Packard Co.	2,500	56,700
Infineon Technologies AG (Denmark)	40,950	323,456
Intel Corp.	4,450	114,988
LTX-Credence Corp.*	75,229	534,126
Microsoft Corp.^	15,340	447,775
Optimal Payments, PLC (United Kingdom)*	4,445	4,727
Oracle Corp.^	4,000	105,880
Stamps.com, Inc.*^	22,226	545,871
Teradyne, Inc.*	15,047	217,429

		4,153,167

MATERIALS—2.6%
Agrium, Inc.†	1,240	96,894
ArcelorMittal†	1,400	19,446
Coeur d’Alene Mines Corp.*	16,000	270,400
Crown Holdings, Inc.*	11,900	405,671
Neo Material Technologies, Inc. (Canada)*	11,500	114,571
POSCO - ADR	1,040	78,759
Schweitzer-Mauduit International, Inc.^	3,540	236,826
Silver Standard Resources, Inc. (Canada)*^	20,500	225,500
US Silica Holdings, Inc.*	18,200	221,494

		1,669,561

REAL ESTATE INVESTMENT TRUSTS—6.2%
BRE Properties, Inc.	8,150	401,225
Camden Property Trust^	1,900	123,709
Chatham Lodging Trust^	11,523	149,569
Colonial Properties Trust^	6,965	147,728
Douglas Emmett, Inc.	2,750	58,850
Duke Realty Corp.	12,250	169,540
Dundee Real Estate Investment Trust (Canada) 144A	2,300	80,211
Dundee Real Estate Investment Trust (Canada)	1,150	40,106

The accompanying notes are an integral part of the Portfolio of Investments.

2

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(CONTINUED)
Entertainment Properties Trust	2,500	$103,175
Equity Lifestyle Properties, Inc.^	6,076	400,165
Glimcher Realty Trust	18,950	174,340
Gramercy Capital Corp.*	44,700	113,985
Hammerson PLC (United Kingdom)	15,850	101,815
HCP, Inc.	4,500	183,780
Hersha Hospitality Trust	9,150	48,770
Medical Properties Trust, Inc.	18,000	162,000
Mid-America Apartment Communities, Inc.	1,900	128,041
Northern Property Real Estate Investment Trust (Canada)	1,800	56,204
Parkway Properties, Inc.	9,650	101,711
Ramco-Gershenson Properties Trust^	33,093	394,138
Sabra Health Care REIT, Inc.	1,800	25,884
Simon Property Group, Inc .	1,300	191,776
Strategic Hotels & Resorts, Inc.*	39,950	248,889
Sunstone Hotel Investors, Inc.*	15,200	152,152
Vornado Realty Trust	1,500	122,880

		3,880,643

TELECOMMUNICATION SERVICES—3.0%
America Movil Sab de CV, Series L - ADR†	18,200	428,792
China Mobile Ltd. - Sponsored ADR	2,055	104,250
Chorus Ltd.*	2,200	26,818
Sprint Nextel Corp.*^	156,148	401,300
Vodafone Group, PLC (United Kingdom)	125,650	335,015
Ziggo NV (Netherlands)*	20,300	577,325

		1,873,500

TOTAL COMMON STOCKS (Cost $31,981,149)		32,431,407

	NUMBER OF SHARES	VALUE
EXCHANGE TRADED FUNDS — 13.3%
COMMODITY—0.7%
SPDR Gold Shares*^	2,899	$439,546

CURRENCY—0.4%
ProShares UltraShort Euro*	6,410	140,892
Proshares Ultrashort Yen*	3,100	129,983

		270,875

EQUITY—12.1%
Consumer Staples Select Sector SPDR Fund^	59,102	1,995,284
Health Care Select Sector SPDR Fund	38,000	1,373,700
iShares Dow Jones US Telecommunications Sector Index Fund	54,000	1,145,340
iShares MSCI Emerging Markets Index Fund	30,000	1,131,000
iShares Russell 2000 Value Index Fund	10,000	674,900
Market Vectors Brazil Small-Cap ETF	7,000	254,100
Market Vectors Gold Miners ETF^	7,175	314,121
Powershares S&P 500 High Quality Portfolio^	51,000	751,740

		7,640,185

OTHER—0.1%
Templeton Dragon Fund, Inc.	1,770	46,109

TOTAL EXCHANGE TRADED FUNDS (Cost $8,587,471)		8,396,715

The accompanying notes are an integral part of the Portfolio of Investments.

3

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2012

(UNAUDITED)

	PAR (000’S)	VALUE
CORPORATE BOND — 0.3%
FINANCIALS—0.3%
MGIC Investment Corp. 5.375% 11/01/15	250	$185,938

TOTAL CORPORATE BOND (Cost $197,548)		185,938

FOREIGN GOVERNMENT NOTE — 0.0%
Canadian Government Bond 3.000% 12/01/15	CAD 10	10,276

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,281)		10,276

U.S. TREASURY NOTES — 0.2%
2.625% 04/30/16^	100	108,070

TOTAL U.S. TREASURY NOTES (Cost $102,471)		108,070

U.S. GOVERNMENT AGENCY — 17.5%
FEDERAL HOME LOAN BANK—3.2%
1.250% 02/22/27^	1,000	1,002,494
1.000% 02/24/27^	1,000	1,000,997

		2,003,491

FEDERAL NATIONAL MORTGAGE
ASSOCIATION—14.3%
2.700% 03/28/22	2,000	2,024,808
1.500% 03/29/27	2,000	2,010,166
1.000% 04/30/27	2,000	2,007,734
1.000% 06/14/27	2,000	2,001,552
1.000% 11/23/26^	1,000	1,000,822

		9,045,082

TOTAL U.S. GOVERNMENT AGENCY (Cost $11,007,317)		11,048,573

	NUMBER OF CONTRACTS	VALUE
PURCHASED OPTIONS — 0.4%
PUT OPTIONS PURCHASED—0.4%
iShares FTSE China 25 Index Fund Expires 08/18/12 Strike Price $26	250	$8,500
PulteGroup, Inc. Expires 07/21/12 Strike Price $8	350	10,150
SPDR Gold Shares Expires 07/21/12 Strike Price $130	50	1,950
SPDR Gold Shares Expires 08/18/12 Strike Price $125	74	3,811
SPDR S&P 500 ETF Trust Expires 06/16/12 Strike Price $129	675	111,375
SPDR S&P 500 ETF Trust Expires 08/18/12 Strike Price $110	750	84,000
United Continental Holdings, Inc. Expires 07/21/12 Strike Price $22	88	7,392
WisdomTree Dreyfus Chinese Yuan Fund Expires 07/21/12 Strike Price $24.45	610	6,100
WisdomTree Dreyfus Chinese Yuan Fund Expires 10/20/12 Strike Price $24	380	8,550

TOTAL PUT OPTIONS PURCHASED (Cost $295,704)		241,828

TOTAL PURCHASED OPTIONS — 0.4% (Cost $295,704)		241,828

TOTAL LONG POSITIONS — 83.2% (Cost $52,181,941)		52,422,807

The accompanying notes are an integral part of the Portfolio of Investments.

4

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
SECURITIES SOLD SHORT — (29.2)%
COMMON STOCKS — (19.9)%
CONSUMER DISCRETIONARY—(4.3)%
Amazon.com, Inc.*	(610)	$(129,875)
Beazer Homes USA, Inc.	(49,000)	(127,890)
Blue Nile, Inc.*	(2,882)	(93,060)
Buckle, Inc. (The)	(2,009)	(78,632)
Casio Computer Co. Ltd. (Japan)	(11,000)	(64,153)
Columbia Sportswear Co.	(3,100)	(149,079)
Dick’s Sporting Goods, Inc.	(2,700)	(125,550)
Discovery Communications, Inc., Class A*	(2,585)	(129,508)
Focus Media Holding Ltd. - ADR	(7,770)	(161,616)
Fred’s, Inc., Class A	(10,000)	(137,500)
Garmin Ltd.†	(2,091)	(89,829)
GFK SE (Denmark)	(1,400)	(64,917)
Hanesbrands, Inc.*	(1,838)	(51,207)
Hovnanian Enterprises, Inc., Class A*	(70,000)	(130,900)
Marriott International, Inc., Class A	(6,700)	(259,357)
Netflix, Inc.*	(250)	(15,860)
Pandora Media, Inc.*	(15,300)	(164,322)
ReachLocal, Inc.*	(4,700)	(47,423)
Rent-A-Center, Inc.	(3,600)	(121,212)
Scholastic Corp.	(3,800)	(102,410)
Tesla Motors, Inc.*	(2,880)	(84,960)
Thor Industries, Inc.	(2,893)	(88,960)
Valassis Communications, Inc.*	(4,256)	(84,737)
Verizon Communications, Inc.	(3,674)	(152,985)
Weight Watchers International, Inc	(1,000)	(56,740)

		(2,712,682)

CONSUMER STAPLES—(0.3)%
Boston Beer Co., Inc. (The), Class A*	(1,168)	(122,465)
Whole Foods Market, Inc.	(1,000)	(88,610)

		(211,075)

	NUMBER OF SHARES	VALUE
FINANCIALS—(5.2)%
Agile Property Holdings Ltd. (Hong Kong)	(112,000)	$(130,015)
American Capital Agency Corp	(6,300)	(205,821)
BankUnited, Inc.	(5,300)	(125,027)
BNP Paribas SA (France)	(3,660)	(116,421)
Boardwalk Real Estate Investment Trust (Canada)	(1,100)	(62,484)
Cedar Realty Trust, Inc.	(17,560)	(84,288)
Commonwealth Bank of Australia (Australia)	(2,908)	(139,934)
Credit Agricole SA (France)	(8,112)	(29,008)
Deutsche Bank AG	(2,850)	(102,543)
Equity One, Inc.	(6,943)	(137,888)
Evergrande Real Estate Group Ltd. (China)	(237,000)	(130,080)
Federated Investors, Inc., Class B	(5,500)	(110,495)
First Cash Financial Services, Inc.*	(4,200)	(157,332)
Legg Mason, Inc.	(3,915)	(99,637)
LTC Properties, Inc.	(2,600)	(83,902)
Omega Healthcare Investors, Inc.	(6,000)	(126,660)
Pebblebrook Hotel Trust	(8,000)	(175,600)
Plum Creek Timber Co., Inc.	(2,258)	(82,417)
Prologis, Inc.	(8,000)	(255,840)
Prosperity Bancshares, Inc.	(3,310)	(141,403)
Realty Income Corp.	(4,650)	(178,234)
Royal Bank of Canada (Canada)	(2,500)	(124,375)
Shimao Property Holdings Ltd. (Hong Kong)	(121,000)	(162,133)
Societe Generale SA (France)*	(6,100)	(121,136)
Unibail-Rodamco SE (France)	(550)	(90,859)
Westpac Banking Corp. (Australia)	(6,590)	(130,248)

		(3,303,780)

HEALTH CARE—(0.2)%
athenahealth, Inc.*	(1,724)	(125,318)

The accompanying notes are an integral part of the Portfolio of Investments.

5

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
INDUSTRIALS—(1.1)%
American Science & Engineering, Inc.	(2,100)	$(101,745)
Bouygues SA (France)	(4,440)	(107,112)
Nielsen Holdings NV.	(2,896)	(80,335)
Pentair, Inc.	(1,200)	(48,912)
Pitney Bowes, Inc.	(7,600)	(103,664)
Ritchie Bros Auctioneers, Inc.†	(4,700)	(93,154)
Watsco, Inc.	(1,170)	(86,124)
Zipcar, Inc.*	(7,900)	(84,925)

		(705,971)

INFORMATION TECHNOLOGY—(3.2)%
Alliance Data Systems Corp.*	(700)	(88,200)
Broadridge Financial Solutions, Inc.	(5,395)	(109,141)
Brother Industries Ltd. (Japan)	(6,200)	(67,966)
Computer Sciences Corp.	(3,000)	(79,920)
DTS, Inc.*	(4,227)	(116,792)
Electronic Arts, Inc.*	(6,125)	(83,423)
F5 Networks, Inc.*	(975)	(100,893)
Gree, Inc. (Japan)	(2,600)	(41,641)
Konami Corp. (Japan)	(2,650)	(56,037)
LAM Research Corp.*	(3,000)	(111,900)
Microsoft Corp.	(3,150)	(91,948)
Neopost SA (France)	(1,500)	(77,900)
Nintendo Co. Ltd. (Japan)	(800)	(93,211)
Qihoo 360 Technology Co. Ltd. - ADR*	(3,500)	(70,000)
RealPage, Inc.*	(5,675)	(101,299)
Salesforce.com, Inc.*	(1,286)	(178,265)
SAP AG - Sponsored ADR	(1,050)	(60,186)
Seiko Epson Corp. (Japan)	(11,200)	(113,915)
Trimble Navigation Ltd.*	(1,783)	(84,095)
ValueClick, Inc.*	(6,198)	(108,713)
VanceInfo Technologies, Inc. - ADR*	(4,000)	(36,720)
VMware, Inc., Class A*	(1,211)	(112,635)

		(1,984,800)

MATERIALS—(0.3)%
Gold Resource Corp.	(5,950)	(157,675)

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(4.3)%
Acadia Realty Trust	(10,967)	$(245,332)
AvalonBay Communities, Inc.	(1,650)	(230,588)
Capital Shopping Centres Group PLC (United Kingdom)	(12,300)	(58,538)
CBL & Associates Properties, Inc.	(4,950)	(86,427)
CubeSmart	(12,500)	(141,375)
EastGroup Properties, Inc.	(6,356)	(315,067)
Essex Property Trust, Inc.	(1,700)	(255,782)
Health Care REIT, Inc.	(1,550)	(85,978)
Highwoods Properties, Inc.	(5,550)	(179,043)
LaSalle Hotel Properties	(4,950)	(136,521)
Liberty Property Trust	(4,300)	(149,081)
SL Green Realty Corp.	(5,730)	(429,807)
Taubman Centers, Inc.	(2,600)	(189,800)
Ventas, Inc.	(3,721)	(218,869)

		(2,722,208)

TELECOMMUNICATION SERVICES—(1.0)%
AT&T, Inc.	(4,585)	(156,669)
Chunghwa Telecom Co. Ltd. - ADR	(3,000)	(89,520)
France Telecom SA (France)	(10,360)	(130,152)
Iliad SA (France)	(1,100)	(141,796)
Iridium Communications, Inc.*	(12,000)	(101,880)

		(620,017)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $12,797,991)		(12,543,526)

EXCHANGE TRADED FUNDS SOLD SHORT — (9.3)%
EQUITY—(9.1)%
iShares FTSE China 25 Index Fund	(54,000)	(1,808,460)
iShares MSCI Hong Kong Index Fund	(32,500)	(517,400)
iShares Russell 2000 Index Fund	(29,056)	(2,211,161)
SPDR S&P 500 ETF Trust	(7,000)	(920,430)

The accompanying notes are an integral part of the Portfolio of Investments.

6

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
EQUITY—(CONTINUED)
Vanguard REIT ETF	(4,050)	$(253,206)

		(5,710,657)

FIXED INCOME—(0.2)%
iShares iBoxx $ High Yield Corporate Bond Fund	(1,830)	(160,619)

		(160,619)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $5,962,323)		(5,871,276)

TOTAL SECURITIES SOLD SHORT — (29.2)% (Proceeds $18,760,314)		(18,414,802)

	NUMBER OF CONTRACTS
WRITTEN OPTIONS — (0.2)%
CALL OPTIONS WRITTEN—(0.1)%
PulteGroup, Inc. Expires 07/21/12 Strike Price $11	(440)	(11,000)
SPDR S&P 500 ETF Trust Expires 06/29/12 Strike Price $136	(225)	(18,675)
United Continental Holdings, Inc. Expires 07/21/12 Strike Price $27	(157)	(17,741)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $44,406)		(47,416)

PUT OPTIONS WRITTEN—(0.1)%
SPDR S&P 500 ETF Trust Expires 06/29/12 Strike Price $123	(375)	(34,875)
Wal-Mart Stores, Inc. Expires 01/19/13 Strike Price $50	(100)	(7,100)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $108,795)		(41,975)

	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS WRITTEN—(CONTINUED)
TOTAL WRITTEN OPTIONS — (0.2)% (Proceeds $153,201)		$(89,391)

OTHER ASSETS IN EXCESS OF LIABILITIES — 46.2%		29,108,391

NET ASSETS — 100.0%		$63,027,005

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$52,181,941

Gross unrealized appreciation	2,315,559
Gross unrealized depreciation	(2,074,693)

Net unrealized depreciation	$240,866

†	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
^	Security position is either entirely or partially held in a segregated account as collateral for securities sold short or written options.
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2012, these securities amounted to $80,211 or 0.1% of net assets.

Unless otherwise noted, these 144A securities have not been deemed illiquid.

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
ETF	Exchange-traded Fund
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poors
SPDR	Standard & Poors Depositary Receipt

The accompanying notes are an integral part of the Portfolio of Investments.

7

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2012

(UNAUDITED)

The Fund had the following futures contract open at May 31, 2012:

NUMBER OF CONTRACTS	TYPE	EXPIRATION MONTH	VALUE AT TRADE DATE	VALUE AT 05/31/2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions:
5	Australian Dollar Futures	06/2012	AUD 500,000	$486,350	$ 36,436
4	Japanese Yen Futures	06/2012	JPY 50,000,000	638,350	(29,962)
					$ 6,474

The accompanying notes are an integral part of the Portfolio of Investments.

8

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2012

(UNAUDITED)

PORTFOLIO VALUATION — The S1 Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1  –  quoted prices in active markets for identical securities;

• Level 2  –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3  –  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2012

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at market value.

	TOTAL FAIR VALUE AT MAY 31, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks
Consumer Discretionary	$10,759,927	$10,759,927	$—	$—
Consumer Staples	1,889,093	1,889,093	—	—
Energy	1,023,016	1,023,016	—	—
Financials	4,921,998	4,921,998	—	—
Health Care	1,216,890	1,216,890	—	—
Industrials	1,043,612	1,043,612	—	—
Information Technology	4,153,167	4,153,167	—	—
Materials	1,669,561	1,669,561	—	—
Real Estate Investment Trusts	3,880,643	3,800,432	80,211	—
Telecommunication Services	1,873,500	1,873,500	—	—
Exchange Traded Funds	8,396,715	8,396,715	—	—
Corporate Bond	185,938	—	185,938	—
Foreign Government Note	10,276	—	10,276	—
U.S. Treasury Notes	108,070	—	108,070	—
U.S. Government Agency	11,048,573	—	11,048,573	—
Asset Derivatives
Commodity Contracts	5,761	5,761	—	—
Equity Contracts	221,417	221,417	—	—
Foreign Currency Contracts	51,086	51,086	—	—

Total Assets	$52,459,243	$41,026,175	$11,433,068	$—

10

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2012

(UNAUDITED) (CONTINUED)

	TOTAL FAIR VALUE AT MAY 31, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks Sold Short
Consumer Discretionary	$(2,712,682)	$(2,712,682)	$—	$—
Consumer Staples	(211,075)	(211,075)	—	—
Financials	(3,303,780)	(3,303,780)	—	—
Health Care	(125,318)	(125,318)	—	—
Industrials	(705,971)	(705,971)	—	—
Information Technology	(1,984,800)	(1,984,800)	—	—
Materials	(157,675)	(157,675)	—	—
Real Estate Investment Trusts	(2,722,208)	(2,722,208)	—	—
Telecommunication Services	(620,017)	(620,017)	—	—
Exchange Traded Funds	(5,871,276)	(5,871,276)	—	—
Asset Derivatives
Equity Contracts	(89,391)	(89,391)	—	—
Foreign Currency Contracts	(29,962)	(29,962)	—	—

Total Liabilities	$(18,534,155)	$(18,534,155)	$—	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

11

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2012

(UNAUDITED) (CONTINUED)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund has adopted Disclosures about Derivative Instruments and Hedging Activities.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of May 31, 2012:

ASSET DERIVATIVE INVESTMENTS VALUE
TOTAL VALUE AT 05/31/12	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	CREDIT CONTRACTS	FOREIGN CURRENCY CONTRACTS *	COMMODITY CONTRACTS
$278,264	$221,417	$—	$—	$51,086	$5,761

LIABILITY DERIVATIVE INVESTMENTS VALUE
TOTAL VALUE AT 05/31/12	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	CREDIT CONTRACTS	FOREIGN CURRENCY CONTRACTS*	COMMODITY CONTRACTS
$(119,353)	$(89,391)	$—	$—	$(29,962)	$—

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments

For the period ended May 31, 2012, the Fund’s average volume of derivative is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
$241,711	$150,602

12

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2012

(UNAUDITED) (CONTINUED)

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates and changes in the values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

The Fund had transactions in options written during the period ended May 31, 2012 as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Options outstanding at August 31, 2011	1,408	$218,398
Options written	7,036	755,337
Options closed	(5,650)	(656,083)
Options expired.	(1,418)	(160,488)
Options exercised	(79)	(3,963)

Options outstanding at May 31, 2012	1,297	$153,201

13

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2012

(UNAUDITED) (CONCLUDED)

SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them. As of May 31, 2012, the Fund had securities sold short valued at $18,414,802 for which securities of $14,178,301 and cash deposits of $4,500,086 were pledged as collateral.

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. As of May 31, 2012, the Fund has futures contracts valued at $6,474 for which cash deposits of $56,800 was pledged as collateral.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

14

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

May 31, 2012

(Unaudited)

	Shares	Value
COMMON STOCKS — 94.7%
Aerospace & Defense — 0.6%
AAR Corp.	17,450	$210,273
BE Aerospace, Inc. *	2,875	124,545

		334,818

Apparel — 1.4%
Barry (R.G.) Corp.	63,949	822,384

Auto Manufacturers — 1.2%
Navistar International Corp. *	24,615	687,743

Auto Parts — 0.2%
Modine Manufacturing Co. *	15,550	100,764

Banks — 19.6%
First BanCorp/Puerto Rico *	400,099	1,460,361
First Horizon National Corp.	307,665	2,608,999
Hanmi Financial Corp. *	71,537	671,732
MainSource Financial Group, Inc.	128,892	1,425,546
Popular Inc. *	57,163	872,871
Regions Financial Corp.	680,105	4,277,860
Southwest Bancorp, Inc. *	1,485	14,197
Yadkin Valley Financial Corp *	67,885	192,115

		11,523,681

Building Materials — 1.2%
Builders FirstSource, Inc. *	76,994	304,896
Norbord, Inc. *	34,885	402,941

		707,837

Chemicals — 2.1%
A. Schulman, Inc.	27,936	596,992
Ferro Corp. *	82,570	366,611
Spartech Corp. *	76,605	288,035

		1,251,638

Coal — 9.0%
Arch Coal, Inc. (a)	429,094	2,720,455
Cloud Peak Energy, Inc. *	165,760	2,565,965

		5,286,420

Commercial Services — 5.7%
Aegean Marine Petroleum Network, Inc. (a)	94,480	458,228
Hudson Global Inc *	403,840	1,595,168
Insperity, Inc.	19,871	498,961
Monster Worldwide, Inc. * (a)	64,827	557,512
PHH Corp. *	14,020	232,311

		3,342,180

Computers — 1.1%
Insight Enterprises, Inc. *	29,280	435,979
Xyratex Ltd.	21,502	245,983

		681,962

	Shares	Value
Electric — 0.3%
GenOn Energy, Inc. *	104,071	$179,002

Electronics — 0.9%
Pulse Electronics, Inc.	265,938	521,238

Food — 0.6%
Sanderson Farms, Inc.	6,320	347,221

Healthcare - Services — 2.7%
Emeritus Corp. *	75,661	1,150,804
Five Star Quality Care, Inc. *	140,425	435,318

		1,586,122

Home Builders — 10.1%
KB Home (a)	207,530	1,504,593
Meritage Homes Corp. *	148,785	4,465,038

		5,969,631

Industrial — 1.7%
FreightCar America, Inc.	51,932	1,029,812

Insurance — 3.8%
Assured Guaranty Ltd.	35,180	420,049
Axis Capital Holdings Ltd.	50,965	1,676,749
Employers Holdings, Inc.	7,050	119,145

		2,215,943

Internet — 1.9%
ICG Group, Inc. *	42,541	370,107
ModusLink Global Solutions, Inc. *	166,685	748,416

		1,118,523

Machinery - Diversified — 1.0%
Flow International Corp. *	65,357	192,803
Terex Corp. *	24,180	402,113

		594,916

Office Products — 1.2%
OfficeMax, Inc. *	152,289	741,647

Oil & Gas — 3.9%
Penn Virginia Corp.	159,900	898,638
Willbros Group, Inc *	245,597	1,404,815

		2,303,453

Real Estate — 2.6%
Forestar Group, Inc. *	63,033	850,315
Thomas Properties Group, Inc.	139,410	660,803

		1,511,118

Real Estate Investment Trusts — 5.9%
Chatham Lodging Trust.	12,725	165,171
Chesapeake Lodging Trust.	3,125	56,406
FelCor Lodging Trust, Inc. *	170,006	705,525
NorthStar Realty Finance Corp. (a)	231,930	1,201,397
Redwood Trust, Inc.	43,940	532,113

The accompanying notes are an integral part of the portfolio of investments.

1

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Concluded)

May 31, 2012

(Unaudited)

	Shares	Value
Real Estate Investment Trusts — (Continued)
Strategic Hotels & Resorts, Inc. *	126,968	$791,011

		3,451,623

Retail — 3.1%
Brown Shoe Co., Inc. (a)	53,590	637,185
MarineMax, Inc. *	122,656	1,182,404

		1,819,589

Savings & Loans — 6.3%
First Financial Holdings, Inc.	110,590	1,061,664
Flagstar Bancorp, Inc. *	2,594,374	1,974,319
HomeStreet, Inc. * (a)	20,095	663,135

		3,699,118

Semiconductors — 3.5%
ATMI, Inc. *	47,324	946,953
Axcelis Technologies, Inc. *	258,498	286,933
Magnachip Semiconductor Corp. *	71,810	683,631
MEMC Electronic Materials, Inc. *	88,115	147,152

		2,064,669

Software — 1.2%
Take-Two Interactive Software, Inc. *	59,805	688,954

Telecommunications — 1.9%
Aviat Networks, Inc. *	436,542	1,130,643

TOTAL COMMON STOCKS (Cost $51,323,826)		55,712,649

	Par (000)
CORPORATE BONDS — 1.5%
LandAmerica Financial Group, Inc. CONV ‡
3.25%, 05/15/34	$69	11,636
Northstar Realty Finance Corp. CONV ^
7.50%, 03/15/31	358	362,923
RAIT Financial Trust CONV
7.00%, 04/01/31	598	491,855

TOTAL CORPORATE BONDS (Cost $956,000)		866,414

	Shares
EXCHANGE TRADED FUND — 1.1%
Finance — 1.1%
iShares Russell 2000 Value Index Fund	9,789	660,660

TOTAL EXCHANGE TRADED FUND (Cost $671,061)		660,660

	Shares	Value
SECURITIES LENDING COLLATERAL — 5.2%
BlackRock Liquidity Fund	3,093,322	$3,093,322

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,093,322)		3,093,322

TOTAL INVESTMENTS — 102.5% (Cost $56,044,209)**		60,333,045

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(1,485,174)

NET ASSETS — 100.0%		$58,847,871

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2012, the market value of securities on loan was $2,959,481.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of the RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of May 31, 2012, this holding amounted to $11,636 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
^	Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2012, this security amounted to $362,923 or 0.6% of net assets.

CONVConvertible

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost	$56,044,209

Gross unrealized appreciation	11,630,099
Gross unrealized depreciation	(7,341,263)

Net unrealized appreciation	$4,288,836

The accompanying notes are an integral part of the portfolio of investments.

2

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

May 31, 2012

(Unaudited)

	Shares	Value
COMMON STOCKS — 95.0%
Aerospace & Defense — 2.2%
Boeing Co. (The)	13,420	$934,163

Automobile Manufacturers — 2.3%
Navistar International Corp. *	35,266	985,332

Automobile Parts & Equipment — 2.8%
Magna International, Inc. (a)	29,890	1,204,567

Banks — 26.2%
Citigroup, Inc.	62,254	1,650,354
Huntington Bancshares, Inc.	117,880	770,935
JPMorgan Chase & Co.	64,620	2,142,153
PNC Financial Services Group, Inc.	10,545	647,674
Regions Financial Corp.	270,150	1,699,244
SunTrust Banks, Inc.	129,354	2,964,794
Wells Fargo & Co.	41,125	1,318,056

		11,193,210

Coal — 9.8%
Arch Coal, Inc.	256,455	1,625,925
Consol Energy, Inc.	22,115	620,989
Peabody Energy Corp.	81,810	1,911,082

		4,157,996

Commercial Services — 0.8%
Aegean Marine Petroleum Network, Inc.	68,467	332,065

Computers — 0.5%
Dell, Inc. *	16,981	209,376

Electric — 2.8%
FirstEnergy Corp.	12,171	569,481
GenOn Energy, Inc. *	353,544	608,096

		1,177,577

Electronics — 1.3%
Avnet, Inc. *	18,710	570,468

Health Care - Services — 3.0%
Brookdale Senior Living, Inc. *	77,155	1,272,286

Home Builders — 11.3%
KB Home (a)	77,085	558,866
NVR, Inc. *	3,089	2,486,027
Toll Brothers, Inc. *	65,630	1,790,386

		4,835,279

Insurance — 12.9%
ACE Ltd.	25,650	1,855,265
Allstate Corp., (The)	35,325	1,198,931
AON PLC	3,720	172,980
Assured Guaranty Ltd.	67,761	809,066

	Shares	Value
Insurance — (Continued)
Genworth Financial, Inc., Class A *	52,270	$273,895
RenaissanceRe Holdings, Ltd.	15,625	1,204,219

		5,514,356

Leisure Time — 2.3%
Carnival Corp.	30,815	988,853

Lodging — 4.6%
Marriott International, Inc., Class A	37,450	1,449,690
Orient-Express Hotels, Ltd., Class A *	61,020	515,009

		1,964,699

Oil & Gas — 8.6%
BP PLC, SP ADR	10,755	392,127
Chesapeake Energy Corp. (a)	142,201	2,403,197
EQT Corp.	6,881	319,141
Valero Energy Corp.	25,910	546,701

		3,661,166

Real Estate Investment Trusts — 0.4%
Sunstone Hotel Investors, Inc. *	15,225	152,402

Retail — 0.2%
J.C. Penney Co., Inc. (a)	3,471	91,044

Semiconductors — 0.5%
MEMC Electronic Materials, Inc. *	116,500	194,555

Telecommunications — 2.5%
Cisco Systems, Inc.	65,805	1,074,596

TOTAL COMMON STOCKS (Cost $40,127,235)		40,513,990

EXCHANGE TRADED FUND — 1.8%
Finance — 1.8%
iShares Russell 1000 Value Index Fund	11,541	754,320

TOTAL EXCHANGE TRADED FUND (Cost $761,549)		754,320

SECURITIES LENDING COLLATERAL — 10.0%
BlackRock Liquidity Fund	4,272,564	4,272,564

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,272,564)		4,272,564

TOTAL INVESTMENTS — 106.8% (Cost $45,161,348)**		45,540,874

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(2,894,238)

NET ASSETS — 100.0%		$42,646,636

The accompanying notes are an integral part of the portfolio of investments.

3

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments(Concluded)

May 31, 2012

(Unaudited)

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2012, market value of securities on loan was $4,238,070.
PLC	Public Liability Company
SP ADR	Sponsored American Depositary Receipt
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$45,161,348

Gross unrealized appreciation	7,848,570
Gross unrealized depreciation	(7,469,044)

Net unrealized appreciation	$379,526

The accompanying notes are an integral part of the portfolio of investments.

4

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

May 31, 2012

(Unaudited)

PORTFOLIO VALUATION —The Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurement. The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summary of the inputs used, as of May 31, 2012, in valuing the Small Cap Value Funds’ investments carried at fair value:

Schneider Small Cap Value Fund

	Total Value as of May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$55,712,649	$55,712,649	$—	$—
Corporate Bonds	866,414	—	854,778	11,636
Exchange Traded Fund	660,660	660,660	—	—
Securities Lending Collateral	3,093,322	—	3,093,322	—

Total	$60,333,045	$56,373,309	$3,948,100	$11,636

* Please refer to the Portfolio of Investments for industry and security type breakouts.

5

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

May 31, 2012

(Unaudited)

The following summary of the inputs used, as of May 31, 2012, in valuing the Value Funds’ investments carried at fair value:

Schneider Value Fund

	Total Value as of May 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$40,513,990	$40,513,990	$—	$—
Exchange Traded Fund	754,320	754,320	—	—
Securities Lending Collateral	4,272,564	—	4,272,564	—

Total	$45,540,874	$41,268,310	$4,272,564	$—

*Please	refer to the Portfolio of Investments for industry and security type breakouts.

Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management Company continues to search for observable data points and evaluate broker quotes and indications reveived for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended May 31, 2012, there were no transfers between levels 1, 2 and 3 for the Small Cap Value Fund. There were no transfers between levels 1, 2 and 3 for the Value Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

May 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.3%
Air Freight & Logistics — 3.4%
United Parcel Service, Inc., Class B	780	$58,453

Airlines — 0.1%
Southwest Airlines Co.	190	1,716

Biotechnology — 0.2%
Biogen Idec, Inc.*	10	1,308
Celgene Corp.*	40	2,730

		4,038

Chemicals — 0.1%
Sherwin-Williams Co., (The)	10	1,296

Commercial Services & Supplies — 3.5%
Iron Mountain, Inc.	60	1,701
Stericycle, Inc.*	20	1,745
Waste Management, Inc.	1,780	57,743

		61,189

Communications Equipment — 0.1%
Motorola Solutions, Inc.	40	1,923

Containers & Packaging — 0.1%
Ball Corp.	40	1,599

Distributors — 0.1%
Genuine Parts Co.	30	1,890

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A*	50	1,591

Diversified Financial Services — 0.1%
IntercontinentalExchange, Inc.*	10	1,225

Diversified Telecommunication — 10.3%
AT&T, Inc.	1,750	59,798
CenturyLink, Inc.	1,520	59,614

	Number of Shares	Value
Diversified Telecommunication — (Continued)
Verizon Communications, Inc.	1,420	$59,129

		178,541

Electric Utilities — 5.3%
Northeast Utilities	50	1,801
Pepco Holdings, Inc.	90	1,715
Pinnacle West Capital Corp.	30	1,481
PPL Corp.	60	1,642
Progress Energy, Inc.	870	47,693
Xcel Energy, Inc.	1,340	37,547

		91,879

Electronic Equip. & Instruments — 0.1%
FLIR Systems, Inc.	80	1,706

Financials — 0.1%
Berkshire Hathaway, Inc., Class A*	20	1,587

Food & Staples Retailing — 3.8%
Kroger Co., (The)	80	1,761
Sysco Corp.	150	4,187
Wal-Mart Stores, Inc.	900	59,238

		65,186

Food Products — 10.0%
Campbell Soup Co.	50	1,585
ConAgra Foods, Inc.	940	23,641
General Mills, Inc.	1,160	44,405
HJ Heinz Co.	530	28,132
Hormel Foods Corp.	1,980	59,222
Kellogg Co.	30	1,463
Tyson Foods, Inc., Class A	760	14,721

		173,169

Gas Utilities — 2.9%
AGL Resources, Inc.	1,320	49,474

The accompanying notes are an integral part of the portfolio of investments.

1

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Continued)

May 31, 2012

(Unaudited)

	Number of Shares	Value
Health Care Equipment & Supplies — 2.9%
Baxter International, Inc.	820	$41,508
Becton Dickinson and Co.	20	1,463
CareFusion Corp.*	70	1,697
CR Bard, Inc.	20	1,944
Medtronic, Inc.	50	1,842
Stryker Corp.	30	1,543

		49,997

Health Care Providers & Services — 3.8%
AmerisourceBergen Corp.	1,610	59,554
Cardinal Health, Inc.	40	1,655
Cigna Corp.	40	1,756
UnitedHealth Group, Inc.	30	1,673
WellPoint, Inc.	20	1,348

		65,986

Health Care Technology — 0.4%
Cerner Corp.*	90	7,016

Hotels Restaurants & Leisure — 0.2%
Darden Restaurants, Inc.	30	1,552
McDonald’s Corp.	20	1,787

		3,339

Household Products — 3.6%
Clorox Co., (The)	20	1,376
Colgate-Palmolive Co.	20	1,966
Kimberly-Clark Corp.	740	58,719

		62,061

Insurance — 2.2%
Torchmark Corp.	40	1,866
Travelers Cos, Inc., (The)	580	36,244

		38,110

Internet Software & Services — 3.7%
VeriSign, Inc.*	140	5,352
Yahoo!, Inc.*	3,830	58,369

		63,721

	Number of Shares	Value
IT Services — 7.2%
Accenture PLC, Class A (Ireland)	30	$1,713
Automatic Data Processing, Inc.	30	1,565
Fidelity National Information Services, Inc.	50	1,639
Fiserv, Inc.*	30	2,023
International Business Machines Corp.	300	57,870
Paychex, Inc.	60	1,798
Total System Services, Inc.	2,520	58,640

		125,248

Media — 0.2%
DIRECTV, Class A*	40	1,778
Viacom, Inc., Class B	30	1,432

		3,210

Multiline Retail — 3.7%
Dollar Tree, Inc.*	20	2,064
Family Dollar Stores, Inc.	20	1,355
Kohl’s Corp.	30	1,375
Target Corp.	1,030	59,647

		64,441

Multi-Utilities — 0.3%
Consolidated Edison, Inc.	30	1,811
SCANA Corp.	40	1,878
Wisconsin Energy Corp.	50	1,892

		5,581

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	20	1,966
ConocoPhillips.	30	1,565
Exxon Mobil Corp.	690	54,255
Sunoco, Inc.	980	45,521

		103,307

The accompanying notes are an integral part of the portfolio of investments.

2

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

May 31, 2012

(Unaudited)

	Number of Shares	Value
Pharmaceuticals — 15.5%
Abbott Laboratories	810	$50,050
Allergan, Inc.	390	35,198
Bristol-Myers Squibb Co.	1,780	59,345
Eli Lilly & Co.	1,430	58,558
Hospira, Inc.*	50	1,563
Johnson & Johnson	930	58,060
Merck & Co., Inc.	40	1,503
Perrigo Co.	20	2,078
Pfizer, Inc.	80	1,750

		268,105

Real Estate Investment Trusts — 1.6%
American Tower Corp.	300	19,464
Apartment Investment & Management Co., Class A	60	1,624
AvalonBay Communities, Inc.	10	1,398
Equity Residential	30	1,833
Health Care REIT, Inc.	30	1,664
Ventas, Inc.	30	1,765

		27,748

Road & Rail — 0.1%
Ryder System, Inc.	40	1,728

	Number of Shares	Value
Software — 0.2%
CA, Inc.	70	$1,741
Intuit, Inc.	30	1,687

		3,428

Specialty Retail — 0.2%
AutoNation, Inc.*	50	1,801
Ross Stores, Inc.	30	1,897

		3,698

Thrifts & Mortgage Finance — 0.1%
People’s United Financial, Inc.	140	1,628

Wireless Telecommunication Services — 1.1%
Crown Castle International Corp.*	340	18,564

TOTAL COMMON STOCKS (Cost $1,620,448)		1,613,378

TOTAL INVESTMENTS - 93.3% (Cost $1,620,448)		1,613,378

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7%		115,222

NET ASSETS - 100.0%		$1,728,600

*	Non-income producing.

REIT Real Estate Investment Trusts

The accompanying notes are an integral part of the portfolio of investments.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to the Quarterly Portfolio of Investments

May 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

May 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$1,613,378	$1,613,378	—	—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended May 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	7-18-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	7-18-12

By (Signature and Title)*	/s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date	7-18-12

* Print the name and title of each signing officer under his or her signature.